UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                     ---------

                        Gabelli Global Series Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


TO OUR SHAREHOLDERS,
      During the second quarter of 2004, the Gabelli Global Convertible Securities Fund (the "Fund") declined 0.2% while the UBS Global Convertible Index and the Merrill Lynch Global Bond Index declined 2.0% and 2.8%, respectively, and the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index rose 0.5%. For the six-month period ended June 30, 2004, the Fund was up 3.7% versus gains of 0.7% and 3.6% for the UBS Global Convertible Index and the MSCI AC World Free Index, respectively, and an 0.8% decline for the Merrill Lynch Global Bond Index.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                ------------------------------------------------
                                                    YEAR TO                                                SINCE
                                          QUARTER    DATE       1 YEAR     3 YEAR    5 YEAR   10 YEAR  INCEPTION (B)
--------------------------------------------------------------------------------------------------------------------
  Gabelli Global Convertible Sec. Fund
    Class AAA .........................  (0.23)%     3.73%      13.00%     2.93%     2.80%     5.72%      5.86%

  UBS Global Convertible Index ........  (2.01)      0.67       12.70      7.47      5.90      8.13       7.57
  Merrill Lynch Global Bond Index .....  (2.83)     (0.84)       4.02     10.37      7.25      6.94       6.53
  MSCI AC World Free Index ............   0.52       3.57       24.92      1.80     (1.14)     7.18       6.55

  Class A .............................  (0.11)      3.84       12.96      2.97      2.83      5.74       5.87
                                         (5.81)(c)  (2.06)(c)    6.57(c)   0.96(c)   1.64(c)   5.13(c)    5.28(c)
  Class B .............................  (0.38)      3.51       12.16      2.21      2.33      5.48       5.62
                                         (5.36)(d)  (1.49)(d)    7.16(d)   1.25(d)   2.15(d)   5.48(d)    5.62(d)
  Class C .............................  (0.23)      3.47       12.21      2.38      2.48      5.55       5.70
                                         (1.23)(d)   2.47(d)    11.21(d)   2.38(d)   2.48(d)   5.55(d)    5.70(d)

 (a) Past performance does not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. The UBS (formerly Warburg Dillon Reed) Global Convertible Index, the Merrill Lynch Global Bond Index and the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index are unmanaged indicators of investment performance. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the adviser not reimbursed certain expenses of the Fund. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on May 2, 2001, March 28, 2001 and November 26, 2001, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks.
 (b) Performance is calculated from inception of Class AAA Shares on February 3, 1994.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                        MARKET
      AMOUNT                                           COST            VALUE
     ---------                                         ----           -------
               CONVERTIBLE CORPORATE BONDS -- 65.6%
               AEROSPACE -- 2.9%
  $  500,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ...............  $   458,596      $   530,000
                                                   -----------      -----------
               AGRICULTURE -- 1.4%
     200,000   Bunge Ltd. Financial Corp., Cv.,
                 3.750%, 11/15/22 ...............      215,835          263,750
                                                   -----------      -----------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.8%
  35,000,000(b)Nippon Seiki Co. Ltd., Cv.,
                 Zero Coupon, 09/30/10+ .........      368,126          356,047
     125,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...............      125,000          123,750
  20,000,000(b)Suzuki Motor Corp., Cv.,
                 Zero Coupon, 03/31/10+ .........      210,428          212,899
                                                   -----------      -----------
                                                       703,554          692,696
                                                   -----------      -----------
               COMMUNICATIONS EQUIPMENT -- 1.9%
     300,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...............      346,500          349,500
                                                   -----------      -----------
               DIVERSIFIED INDUSTRIAL -- 5.4%
     250,000(c)Oesterreichische Industrieholding AG, Cv.,
                 1.500%, 10/02/06 ...............      334,450          330,067
     850,000   Roper Industries Inc., Cv.,
                 1.481%, 01/15/34 ...............      363,895          385,687
     177,905(c)Vivendi Universal SA, Cv.,
                 1.000%, 03/01/06 ...............      182,490          265,838
                                                   -----------      -----------
                                                       880,835          981,592
                                                   -----------      -----------
               EDUCATIONAL SERVICES -- 2.2%
     350,000   School Specialty Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 08/01/08 ...............      361,079          401,188
                                                   -----------      -----------
               ELECTRONICS -- 3.2%
     250,000   Asia Optical Co., Cv.,
                 Zero Coupon, 10/14/08+ .........      279,474          269,400
     300,000   Hon Hai Precision Industry
                 Co. Ltd., Cv.,
                 Zero Coupon, 08/08/08+ .........      338,131          307,500
                                                   -----------      -----------
                                                       617,605      576,900
                                                   -----------      -----------
               ENERGY AND UTILITIES -- 1.1%
     110,000   Devon Energy Corp.,
                 Sub. Deb. Cv.,
                 4.950%, 08/15/08 ...............      112,269          113,300
     100,000   Hanover Compressor Co., Cv.,
                 4.750%, 03/15/08 ...............       93,520           93,375
                                                   -----------      -----------
                                                       205,789          206,675
                                                   -----------      -----------

     PRINCIPAL                                                        MARKET
      AMOUNT                                           COST            VALUE
     ---------                                         ----           -------
               ENTERTAINMENT -- 1.0%
  $  200,000   Liberty Media Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 03/15/31 (a) ...........  $   200,000      $   180,000
                                                   -----------      -----------
               EQUIPMENT AND SUPPLIES -- 5.5%
  20,000,000(b)Horiba Ltd., Cv.,
                 0.850%, 03/17/06 ...............      175,805          273,842
     297,000(c) Neopost SA, Cv.,
                 1.500%, 02/01/05 ...............      273,803          401,494
  35,000,000(b)Toyo Ink Manufacturing Co.
                 Ltd., Cv.,
                 1.000%, 03/31/06 ...............      376,886          335,197
                                                   -----------      -----------
                                                       826,494        1,010,533
                                                   -----------      -----------
               FINANCIAL SERVICES -- 8.0%
     200,000(c)Bank  Austria  Creditanstalt,  Cv.,
                 1.250%,  01/15/07 ..............      307,798          304,330
     250,000   Chinatrust Financial
                 Holding Co. Ltd., Cv.,
                 Zero Coupon, 07/08/07+ .........      333,022          316,130
     200,000(d)Forester Ltd., Cv.,
                 3.750%, 11/12/09 ...............      372,697          458,122
  25,000,000(b)Lopro Corp., Cv.,
                 Zero Coupon, 11/06/06+ .........      262,043          254,180
     200,000(c)Wuertt AG Versich-Beteil, Cv.,
                 1.150%, 04/17/08 ...............      152,238          116,945
                                                   -----------      -----------
                                                     1,427,798        1,449,707
                                                   -----------      -----------
               FOOD AND BEVERAGE -- 5.2%
     620,000(c)Parmalat Netherlands BV, Cv.,
                 0.875%, 06/30/21+ (e) ..........      553,050          205,477
     278,200(c)Pernod Ricard SA, Cv.,
                 2.500%, 01/01/08 ...............      335,024          456,832
  25,000,000(b)Yokohama Reito Co. Ltd., Cv.,
                 Zero Coupon, 03/30/07+ .........      250,341          290,977
                                                   -----------      -----------
                                                     1,138,415          953,286
                                                   -----------      -----------
               HEALTH CARE -- 5.3%
  40,000,000(b)Fujirebio Inc., Cv.,
                 Zero Coupon, 12/29/06+ .........      358,623          535,215
     400,000   Quest Diagnostics Inc.,
                 Sub. Deb. Cv.,
                 1.750%, 11/30/21 ...............      403,867          423,000
                                                   -----------      -----------
                                                       762,490          958,215
                                                   -----------      -----------



                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                        MARKET
      AMOUNT                                           COST            VALUE
     ---------                                         ----           -------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               METALS AND MINING -- 4.4%
 $   150,000   Agnico-Eagle Mines Ltd.,
                 Sub. Deb. Cv.,
                 4.500%, 02/15/12 ...............  $   173,911      $   174,945
  25,000,000(b)Daido Metal Co. Ltd., Cv.,
                 0.200%, 09/28/07 ...............      265,223          271,846
     250,000   Freeport-McMoRan Copper
                 & Gold Inc., Cv.,
                 7.000%, 02/11/11 ...............      369,536          350,000
                                                   -----------      -----------
                                                       808,670          796,791
                                                   -----------      -----------
               PAPER AND FOREST PRODUCTS -- 2.0%
  30,000,000(b)Daio Paper Corp., Cv.,
                 0.700%, 03/31/08 ...............      300,454          362,920
                                                   -----------      -----------
               REAL ESTATE-- 1.6%
  26,000,000(b)Mitsui Fudosan Co. Ltd., Cv.,
                 Zero Coupon, 07/30/10+ .........      270,417          282,435
                                                   -----------      -----------
               RETAIL-- 4.5%
  20,000,000(b)Belluna Co. Ltd., Cv.,
                 0.200%, 03/30/07 ...............      215,576          225,450
  30,000,000(b)Kasumi Co. Ltd., Cv.,
                 1.100%, 02/28/07 ...............      296,577          369,264
     150,000   The Gap Inc., Cv.,
                 5.750%, 03/15/09 ...............      159,002          234,000
                                                   -----------      -----------
                                                       671,155          828,714
                                                   -----------      -----------
               TELECOMMUNICATIONS -- 6.2%
     250,000(c)Colt Telecom Group plc, Cv.,
                 2.000%, 12/16/06 ...............      278,047          337,620
     225,000   Harris Corp., Sub. Deb. Cv.,
                 3.500%, 08/15/22 ...............      231,745          292,500
     325,000(c)Telecom Italia SpA, Cv.,
                 1.500%, 01/01/10 ...............      385,254          506,558
                                                   -----------      -----------
                                                       895,046        1,136,678
                                                   -----------      -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ................   11,090,732       11,961,580
                                                   -----------      -----------

     SHARES
     ------
               PREFERRED STOCKS -- 25.2%
               AEROSPACE -- 2.9%
      40,000   BAE Systems plc,
                 7.750% Cv. Pfd. ................      101,529           99,561
       4,000   Northrop Grumman Corp.,
                 7.250% Cv. Pfd. ................      450,540          425,280
                                                   -----------      -----------
                                                       552,069          524,841
                                                   -----------      -----------

                                                                      MARKET
      SHARES                                           COST            VALUE
     ---------                                         ----           -------
               AUTOMOTIVE -- 0.7%
       5,000   General Motors Corp.,
                 5.250% Cv. Pfd., Ser. B ........  $   137,494      $   123,550
                                                   -----------      -----------
               BUSINESS SERVICES -- 1.8%
       6,500   Cendant Corp.,
                 7.750% Cv. Pfd. ................      272,232          329,550
                                                   -----------      -----------
               CABLE AND SATELLITE -- 1.9%
      17,000   CVC Equity Securities Trust I,
                 6.500% Cv. Pfd. ................      344,522          353,260
                                                   -----------      -----------
               ENERGY AND UTILITIES -- 7.8%
       4,500   Arch Coal Inc.,
                 5.000% Cv. Pfd. ................      259,875          424,575
       7,000   Calpine Capital Trust II,
                 5.500% Cv. Pfd. ................      304,500          332,500
       2,000   Dominion Resources Inc.,
                 9.500% Cv. Pfd. ................      100,000          108,800
       6,500   FPL Group Inc.,
                 8.000% Cv. Pfd., Ser. B ........      366,730          356,265
       3,500   Kerr-McGee Corp.,
                 5.500% Cv. Pfd. ................      150,010          197,715
                                                   -----------      -----------
                                                     1,181,115        1,419,855
                                                   -----------      -----------
               FINANCIAL SERVICES -- 1.5%
       1,000   Doral Financial Corp.,
                 4.750% Cv. Pfd. (a) ............      250,000          263,500
                                                   -----------      -----------
               HEALTH CARE -- 1.7%
       5,000   Omnicare Inc.,
                 4.000% Cv. Pfd. ................      254,375          310,150
                                                   -----------      -----------
               PAPER AND FOREST PRODUCTS -- 0.6%
       2,000   Amcor Ltd.,
                 7.250% Cv. Pfd. ................       94,000          106,250
                                                   -----------      -----------
               TELECOMMUNICATIONS -- 3.9%
      10,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ........      416,750          419,800
      12,000   Citizens Communications,
                 6.750% Cv. Pfd. ................      264,840          297,000
                                                   -----------      -----------
                                                       681,590          716,800
                                                   -----------      -----------
               TRANSPORTATION -- 2.4%
      10,000   Teekay Shipping Corp.,
                 7.250% Cv. Pfd. ................      315,500          444,400
                                                   -----------      -----------
               TOTAL PREFERRED STOCKS ...........    4,082,897        4,592,156
                                                   -----------      -----------


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                           COST            VALUE
     ---------                                         ----           -------
               COMMON STOCKS -- 4.4%
               EQUIPMENT AND SUPPLIES -- 1.4%
       9,886   Sato Corp. .......................  $   184,786      $   255,044
                                                   -----------      -----------
               METALS AND MINING -- 0.8%
      11,500   Meridian Gold Inc.+ ..............      198,950          149,155
                                                   -----------      -----------
               TELECOMMUNICATIONS -- 2.2%
      11,834   Telefonos de Mexico SA
                 de CV, Cl. L, ADR ..............      350,000          393,711
                                                   -----------      -----------
               TOTAL COMMON STOCKS ..............      733,736          797,910
                                                   -----------      -----------
   PRINCIPAL
     AMOUNT
     ------
               CORPORATE BONDS -- 1.3%
               DIVERSIFIED INDUSTRIAL -- 1.3%
  $  197,518(c)Elektrim Finance BV,
                 2.000%, 12/15/05 ...............      186,888          234,903
                                                   -----------      -----------
               U.S. GOVERNMENT OBLIGATIONS -- 3.0%
     542,000   U.S. Treasury Bill,
                 0.984%++, 07/08/04 .............      541,897          541,897
                                                   -----------      -----------
               TOTAL INVESTMENTS -- 99.5% .......  $16,636,150       18,128,446
                                                   ===========
               OTHER ASSETS AND LIABILITIES (NET) -- 0.5% ........       92,221
                                                                    -----------
               NET ASSETS -- 100.0% ..............................  $18,220,667
                                                                    ===========

                                                                      Market
                                                                      Value
                                                                      -----
----------------
              For Federal tax purposes:
              Aggregate cost .....................................  $16,636,150
                                                                    ===========
              Gross unrealized appreciation ......................  $ 2,244,821
              Gross unrealized depreciation ......................     (752,525)
                                                                    -----------
              Net unrealized appreciation/(depreciation) .........  $ 1,492,296
                                                                    ===========
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the market value of Rule 144A securities amounted to $443,500 or 2.4% of net assets. These securities have been deemed by the Board of Directors to be liquid securities.
 (b) Principal amount denoted in Japanese Yen.
 (c) Principal amount denoted in Euros.
 (d) Principal amount denoted in British Pounds.
 (e) Security in default.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
-------------------------               ------      ------
North America .......................    47.2%  $ 8,547,992
Japan ...............................    22.2%    4,025,316
Europe ..............................    20.5%    3,717,748
Asia/Pacific ........................     5.5%      999,279
Latin America .......................     4.6%      838,111
                                        -----   -----------
                                        100.0%  $18,128,446
                                        =====   ===========


                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $16,636,150) ...................    $18,128,446
  Cash and foreign currency, at value
    (cost $314,194) ..........................................        317,020
  Receivable for Fund shares sold ............................        104,804
  Dividends, reclaims and interest receivable ................         84,451
  Other assets ...............................................            975
                                                                  -----------
  TOTAL ASSETS ...............................................     18,635,696
                                                                  -----------
LIABILITIES:
  Payable for investments purchased ..........................        347,367
  Payable for investment advisory fees .......................         13,055
  Payable for distribution fees ..............................          3,713
  Other accrued expenses .....................................         50,894
                                                                  -----------
  TOTAL LIABILITIES ..........................................        415,029
                                                                  -----------
  NET ASSETS applicable to 2,841,801
    shares outstanding .......................................    $18,220,667
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .........................    $     2,842
  Additional paid-in capital .................................     18,845,596
  Distributions in excess of net
    investment income ........................................     (1,582,676)
  Accumulated net realized loss on
    investments and foreign currency
    transactions .............................................       (540,102)
  Net unrealized appreciation on investments
    and foreign currency transactions ........................      1,495,007
                                                                  -----------
  TOTAL NET ASSETS ...........................................    $18,220,667
                                                                  ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($17,774,519 / 2,771,317
    shares outstanding) ......................................          $6.41
                                                                        =====
  CLASS A:
  Net Asset Value and redemption price per
    share ($235,419 / 36,673 shares
    outstanding) .............................................          $6.42
                                                                        =====
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2004) .........................          $6.81
                                                                        =====
  CLASS B:
  Net Asset Value and offering price per share
    ($132,807 / 21,398 shares outstanding) ...................          $6.21(a)
                                                                        =====
  CLASS C:
  Net Asset Value and offering price per share
    ($77,922 / 12,413 shares outstanding) ....................          $6.28(a)
                                                                        =====

(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,490) ....................   $ 149,258
  Interest ......................................................      43,736
                                                                    ---------
  TOTAL INVESTMENT INCOME .......................................     192,994
                                                                    ---------
EXPENSES:
  Investment advisory fees ......................................      87,312
  Distribution fees -- Class AAA ................................      21,525
  Distribution fees -- Class A ..................................         122
  Distribution fees -- Class B ..................................         458
  Distribution fees -- Class C ..................................         266
  Shareholder communications expenses ...........................      20,580
  Shareholder services fees .....................................      14,352
  Legal and audit fees ..........................................      12,913
  Registration fees .............................................      12,090
  Custodian fees ................................................       7,092
  Interest expense ..............................................         931
  Directors' fees ...............................................         740
  Miscellaneous expenses ........................................       2,711
                                                                    ---------
  TOTAL EXPENSES ................................................     181,092
                                                                    ---------
  Expense Reimbursement (see Note 3) ............................      (4,998)
                                                                    ---------
  TOTAL NET EXPENSES ............................................     176,094
                                                                    ---------
  NET INVESTMENT INCOME .........................................      16,900
                                                                    ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments ..............................     667,424
  Net realized gain on foreign currency
    transactions ................................................     392,962
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency transactions .......................................    (486,229)
                                                                    ---------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ................................................     574,157
                                                                    ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................................   $ 591,057
                                                                    =========


                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2004        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2003
                                                                                ----------------    -----------------
OPERATIONS:
  Net investment income ......................................................     $    16,900         $   176,987
  Net realized gain on investments and foreign currency transactions .........       1,060,386             225,461
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency transactions ........................................        (486,229)          2,678,711
                                                                                   -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................         591,057           3,081,159
                                                                                   -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................         (16,645)           (270,727)
    Class A ..................................................................            (101)               (665)
    Class B ..................................................................             (99)               (843)
    Class C ..................................................................             (55)               (353)
                                                                                   -----------         -----------
                                                                                       (16,900)           (272,588)
                                                                                   -----------         -----------
  Return of Capital
    Class AAA ................................................................      (1,558,809)*        (2,551,348)
    Class A ..................................................................          (9,499)*            (6,270)
    Class B ..................................................................          (9,221)*            (7,941)
    Class C ..................................................................          (5,147)*            (3,329)
                                                                                   -----------         -----------
                                                                                    (1,582,676)         (2,568,888)
                                                                                   -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................      (1,599,576)         (2,841,476)
                                                                                   -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ..................................................................       1,486,622           7,713,607
  Class A ....................................................................         153,998              83,934
  Class B ....................................................................          71,182              44,081
  Class C ....................................................................          41,008              26,679
                                                                                   -----------         -----------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................       1,752,810           7,868,301
                                                                                   -----------         -----------
REDEMPTION FEES:
  Redemption fees ............................................................           2,457              10,969
                                                                                   -----------         -----------
  NET INCREASE IN NET ASSETS .................................................         746,748           8,188,953
NET ASSETS:
  Beginning of period ........................................................      17,473,919           9,354,966
                                                                                   -----------         -----------
  End of period ..............................................................     $18,220,667         $17,473,919
                                                                                   ===========         ===========

* Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Convertible Securities Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high rate of total return. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no repurchase agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. For the six months ended June 30, 2004, the Fund did not purchase or write options.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Premiums and discounts on debt securities are amortized using the yield to maturity method. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $2,664,489 and to increase accumulated net realized loss on investments and foreign currency transactions for $95,601, with an offsetting adjustment to additional paid-in capital.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:
                                                   YEAR ENDED
                                                DECEMBER 31, 2003
                                                -----------------
       DISTRIBUTIONS PAID FROM:
       Ordinary income .........................   $  272,588
       Non taxable return of capital ...........    2,568,888
                                                   ----------
       Total distributions paid ................   $2,841,476
                                                   ==========

The tax character of amounts distributed in 2004 which exceed the ordinary income of the Fund will be treated as a non-taxable return of capital. Such determination can only be made upon completion of the taxable year.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Accumulated capital loss carryforward ....  $(1,600,488)
       Net unrealized appreciation ..............    1,973,801
       Net unrealized appreciation on foreign
         receivables and payables ...............        7,435
                                                   -----------
       Total accumulated gain ...................  $   380,748
                                                   ===========

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $1,600,488. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $594,413 of the loss carryforward is available through 2009; and $1,006,075 is available through 2010.

For the year ended December 31, 2003, the Fund deducted net capital losses carryovers from prior years against its current year net capital gains in the amount of $129,860.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio,

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of interest expense) of 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, A, B and C, respectively. For the six months ended June 30, 2004, the Adviser reimbursed the Fund in the amount of $4,998. Such amounts are not recoverable in future fiscal years.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $5,174,483 and $5,033,341, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, Gabelli & Company received $1,145 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2004, there were no borrowings outstanding from the line of credit. The average daily amount of borrowings from the line of credit within the six months ended June 30, 2004 was $154 with a related weighted average interest rate of 1.81%. The maximum amount borrowed at any time during the six months ended June 30, 2004 was $28,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. For Class B and Class C Shares, a 2.00% redemption fee applies to Shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees returned to the assets of the Fund during the period ended June 30, 2004 amounted to $2,457.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:
                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2004                        YEAR ENDED
                                                         (UNAUDITED)                     DECEMBER 31, 2003
                                                 ----------------------------      ----------------------------
                                                    SHARES         AMOUNT            SHARES         AMOUNT
                                                 ----------     -------------      ----------     -------------
                                                         CLASS AAA                         CLASS AAA
                                                 ----------------------------      ----------------------------
Shares sold ...................................     744,069       $ 4,898,589       3,253,286     $ 21,853,374
Shares issued upon reinvestment of dividends ..     218,307         1,426,411         394,703        2,639,266
Shares redeemed ...............................    (743,891)       (4,838,378)     (2,494,872)     (16,779,033)
                                                 ----------       -----------      ----------     -------------
    Net increase ..............................     218,485       $ 1,486,622       1,153,117     $  7,713,607
                                                 ==========       ===========      ==========     =============
                                                         CLASS A                           CLASS A
                                                 ----------------------------      ----------------------------
Shares sold ...................................      28,598       $   184,857          12,044     $     81,495
Shares issued upon reinvestment of dividends ..         862             5,565             361            2,439
Shares redeemed ...............................      (5,453)          (36,424)             --               --
                                                 ----------       -----------      ----------     -------------
    Net increase ..............................      24,007       $   153,998          12,405     $     83,934
                                                 ==========       ===========      ==========     =============
                                                         CLASS B                           CLASS B
                                                 ----------------------------      ----------------------------
Shares sold ...................................      10,388       $    66,681           7,064     $     46,753
Shares issued upon reinvestment of dividends ..         712             4,501             327            2,142
Shares redeemed ...............................          --                --            (745)          (4,814)
                                                 ----------       -----------      ----------     -------------
    Net increase ..............................      11,100       $    71,182           6,646     $     44,081
                                                 ==========       ===========      ==========     =============
                                                         CLASS C                           CLASS C
                                                 ----------------------------      ----------------------------
Shares sold ...................................       7,397       $    46,700           4,466     $     30,016
Shares issued upon reinvestment of dividends ..         529             3,368             324            2,148
Shares redeemed ...............................      (1,391)           (9,060)           (834)          (5,485)
                                                 ----------       -----------      ----------     -------------
    Net increase ..............................       6,535       $    41,008           3,956     $     26,679
                                                 ==========       ===========      ==========     =============

9. CHANGE IN FUND'S AUDITOR. On November 19, 2003, based on the recommendation of the Audit Committee of the Fund, the Board of Directors voted to appoint Ernst & Young LLP as the Fund's independent auditor for the fiscal year ending December 31, 2003, replacing Grant Thornton LLP ("GT"). During the two most recent fiscal years, GT audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and GT on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of GT would have caused it to make reference to the disagreements in connection with its report.

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                              INCOME
                                    FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
                           -------------------------------------------  -----------------------------------------------------
                                                Net
               Net Asset       Net         Realized and        Total                     Net
   Period        Value,     Investment       Unrealized        from          Net      Realized      Return
   Ended       Beginning     Income/      Gain/(Loss) on    Investment   Investment     Gain on       of            Total
December 31,   of Period      (Loss)        Investments     Operations     Income    Investments    Capital     Distributions
------------   ----------  -----------    --------------    ----------  ----------   -----------    -------     -------------
CLASS AAA
  2004(a)(j)      $6.77      $ 0.01           $ 0.23         $ 0.24       $(0.01)          --      $(0.59)(k)     $(0.60)
  2003(i)          6.66        0.07             1.24           1.31        (0.11)          --       (1.09)         (1.20)
  2002(i)          8.29        0.07            (0.50)         (0.43)       (0.04)          --       (1.16)         (1.20)
  2001(i)         10.86       (0.09)           (1.28)         (1.37)          --       $(0.00)(e)   (1.20)         (1.20)
  2000(i)         13.88       (0.54)           (1.28)         (1.82)          --        (1.20)         --          (1.20)
  1999            10.12       (0.18)            5.33           5.15        (0.03)       (1.36)         --          (1.39)
CLASS A
  2004(a)(j       $6.77      $ 0.01           $ 0.24         $ 0.25       $(0.01)          --      $(0.59)(k)     $(0.60)
  2003(i)          6.66        0.07             1.24           1.31        (0.11)          --       (1.09)         (1.20)
  2002(i)          8.28        0.07            (0.49)         (0.42)       (0.04)          --       (1.16)         (1.20)
  2001(c)(i)      10.27       (0.09)           (1.10)         (1.19)          --       $(0.00)(e)   (0.80)         (0.80
CLASS B
  2004(a)(j)      $6.59      $(0.02)          $ 0.24         $ 0.22       $(0.01)          --      $(0.59)(k)     $(0.60)
  2003(i)          6.55        0.03             1.21           1.24        (0.07)          --       (1.13)         (1.20)
  2002(i)          8.23        0.02            (0.50)         (0.48)       (0.04)          --       (1.16)         (1.20)
  2001(b)(i)      10.04       (0.16)           (0.75)         (0.91)          --       $(0.00)(e)   (0.90)         (0.90)
CLASS C
  2004(a)(j)      $6.66      $(0.02)          $ 0.24         $ 0.22       $(0.01)          --      $(0.59)(k)     $(0.60)
  2003(i)          6.61        0.03             1.22           1.25        (0.07)          --       (1.13)         (1.20)
  2002(i)          8.27        0.02            (0.48)         (0.46)       (0.04)          --       (1.16)         (1.20)
  2001(d)(i)       8.58       (0.14)            0.03          (0.11)          --      $(0.00)(e)    (0.20)         (0.20)


                                                                          RATIOS TO AVERAGE
                                                                   NET ASSETS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------------------

                          Net Asset               Net Assets        Net        Operating         Operating
   Period                  Value,                   End of      Investment      Expenses          Expenses          Portfolio
   Ended      Redemption   End of       Total       Period        Income/        Before              Net of          Turnover
December 31,     Fees      Period     Return+      (in 000's)     (Loss)     Reimbursement    Reimbursement(f)(g)     Rate
------------  ----------  ---------   --------    -----------   -----------  -------------    -------------------   ----------
--------
CLASS AAA
  2004(a)(j)    $0.00(e)   $6.41        3.7%       $17,775        0.20%(h)      2.07%(h)            2.01%(h)           30%
  2003(i)        0.00(e)    6.77       21.5         17,281        1.12          2.07                2.01               54
  2002(i)          --       6.66       (4.9)         9,316        0.97          2.83                2.83               33
  2001(i)          --       8.29      (13.2)         8,288       (0.93)         2.69                2.69               49
  2000(i)          --      10.86      (14.0)        10,552       (3.19)         2.64                2.64               89
  1999             --      13.88       51.1         17,593       (2.29)         2.44                2.44              151
CLASS A
  2004(a)(j     $0.00(e)   $6.42        3.8%          $235        0.29%(h)      2.07%(h)            2.01%(h)           30%
  2003(i)        0.00(e)    6.77       21.5             86        1.12          2.07                2.01               54
  2002(i)          --       6.66       (4.7)             2        0.97          2.83                2.83               33
  2001(c)(i)       --       8.28      (13.3)             9       (0.93)(h)      2.69 (h)            2.69(h)            49
CLASS B
  2004(a)(j)    $0.00(e)   $6.21        3.5%          $133       (0.52)%(h)     2.82%(h)            2.76%(h)           30%
  2003(i)        0.00(e)    6.59       20.7             68        0.37          2.82                2.76               54
  2002(i)          --       6.55       (5.6)            24        0.22          3.58                3.58               33
  2001(b)(i)       --       8.23      (13.8)             6       (1.68)(h)      3.44 (h)            3.44(h)            49
CLASS C
  2004(a)(j)    $0.00(e)   $6.28        3.5%           $78       (0.55)%(h)     2.82%(h)            2.76%(h)           30%
  2003(i)        0.00(e)    6.66       20.7             39        0.37          2.82                2.76               54
  2002(i)          --       6.61       (5.3)            13        0.22          3.58                3.58               33
  2001(d)(i)       --       8.27      (13.5)             0       (1.68)(h)      3.44 (h)            3.44(h)            49


--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period ended June 30, 2004; unaudited.
(b) From March 28, 2001, the date from which the shares were continuously outstanding.
(c) From May 2, 2001, the date from which the shares were continuously outstanding. Class A shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A for the period ending December 31, 2000, as the information for this period is not considered meaningful.
(d) From November 26, 2001, the date from which the shares were continuously outstanding.
(e) Amount represents less than $0.005 per share.
(f) The Fund incurred interest expense during the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.82% and 2.67% (Class AAA), 2.00%,
    2.00%,  2.82% and 2.67% (Class A), 2.75%,  2.75%,  3.57% and 3.42% (Class B)
    and 2.75%, 2.75%, 3.57% and 3.42% (Class C), respectively.
(g) The Fund incurred interest expense during the years ended December 31, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.46% and 2.42%, respectively.
(h) Annualized.
(i) Per share amounts have been calculated using the average month-end shares outstanding method.
(j) Per share amounts have been calculated using the average daily shares outstanding method.
(k) Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

            Gabelli Global Series Funds, Inc.
     THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                  One Corporate Center
                Rye, New York 10580-1422
                       800-GABELLI
                      800-422-3554
                    FAX: 914-921-5118
                WEBSITE: WWW.GABELLI.COM
                E-MAIL: INFO@GABELLI.COM
       Net Asset Value available daily by calling
               800-GABELLI after 6:00 P.M.

                   BOARD OF DIRECTORS
Mario J. Gabelli, CFA               John D. Gabelli
CHAIRMAN AND CHIEF                  SENIOR VICE PRESIDENT
INVESTMENT OFFICER                  GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                      Karl Otto Pohl
CHIEF EXECUTIVE OFFICER             FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.           DEUTSCHE BUNDESBANK

Anthony J. Colavita                 Werner J. Roeder, MD
ATTORNEY-AT-LAW                     VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.           LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                   Anthonie C. van Ekris
FORMER CHAIRMAN AND                 MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER             BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                  Salvatore J.Zizza
                                    CHAIRMAN
                                    HALLMARK ELECTRICAL SUPPLIES CORP.

                      OFFICERS
Bruce N. Alpert                     James E. McKee
PRESIDENT AND TREASURER             SECRETARY

                    DISTRIBUTOR
              Gabelli & Company, Inc.

   CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
        State Street Bank and Trust Company

                   LEGAL COUNSEL
     Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q204SR

[MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
GLOBAL
CONVERTIBLE
SECURITIES
FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

                         THE GABELLI GLOBAL GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Global Growth Fund (the "Fund") declined 3.4%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index rose 0.5% and the Lipper Global Multi-Cap Growth Fund Average declined 1.2%. For the six-month period ended June 30, 2004, the Fund was down 2.7% versus gains of 3.6% and 2.3% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                ------------------------------------------------
                                                    YEAR TO                                               SINCE
                                         QUARTER     DATE    1 YEAR    3 YEAR     5 YEAR    10 YEAR   INCEPTION (B)
                                         -------    -------  ------    ------     ------    -------   -------------
  Gabelli Global Growth Fund
    Class AAA ........................   (3.44)%   (2.68)%   13.81%   (4.24)%    (5.20)%    10.20%        9.75%

  MSCI AC World Free Index ...........    0.52      3.57     24.92     1.80      (1.14)      7.18         6.55(e)
  Lipper Global Multi-Cap Growth
    Fund Average .....................   (1.15)     2.34     23.62    (0.01)      1.99       8.26         8.20

 Class A .............................   (3.44)    (2.67)    13.87    (4.24)     (5.17)     10.21         9.77
                                         (8.98)(c) (8.25)(c)  7.31(c) (6.10)(c)  (6.29)(c)   9.56(c)      9.14(c)
 Class B .............................   (3.60)    (3.00)    12.94    (4.94)     (5.73)      9.89         9.46
                                         (8.42)(d) (7.85)(d)  7.94(d) (5.90)(d)  (5.92)(d)   9.89(d)      9.46(d)
 Class C .............................   (3.61)    (3.01)    12.98    (4.97)     (5.79)      9.85         9.42
                                         (4.57)(d) (3.98)(d) 11.98(d) (4.97)(d)  (5.79)(d)   9.85(d)      9.42(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on March 2, 2000, May 5, 2000 and March 12, 2000, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these Classes of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks.
 (b) Performance is calculated from inception of Class AAA Shares on February 7, 1994.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
 (e) From January 31, 1994, the date closest to the Fund's inception for which data is available.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              COMMON STOCKS -- 96.6%
              AEROSPACE -- 0.4%
       2,144  General Dynamics Corp. .........   $    123,323      $    212,899
       3,858  Northrop Grumman Corp. .........        168,074           207,175
                                                 ------------      ------------
                                                      291,397           420,074
                                                 ------------      ------------
              AUTOMOTIVE -- 1.0%
      60,571  TRW Automotive
                Holdings Corp.+ ..............      1,336,082         1,141,763
                                                 ------------      ------------
              BROADCASTING -- 5.6%
           8  Antena 3 Television SA+ ........            220               423
     132,000  British Sky Broadcasting
                Group plc (a) ................      1,575,472         1,496,951
      15,000  Lagardere SCA ..................        882,681           937,124
      35,000  Mediaset SpA (a) ...............        360,537           398,148
      17,300  Nippon Broadcasting
                System Inc. ..................        673,332           873,601
       5,500  Nippon Television
                Network Corp. ................        800,266           902,259
      35,305  NRJ Group ......................        531,552           773,168
      25,500  Tokyo Broadcasting
                System Inc. ..................        388,317           448,701
      50,000  Young Broadcasting Inc.,
                Cl. A+ .......................        670,942           657,500
                                                 ------------      ------------
                                                    5,883,319         6,487,875
                                                 ------------      ------------
              BUILDING AND CONSTRUCTION -- 3.0%
      35,000  CRH plc (a) ....................        678,050           764,866
      15,000  Fomento de Construcciones
                y Contratas SA ...............        402,698           555,887
       8,000  Imerys SA ......................        401,517           466,220
      20,000  Koninklijke BAM Groep NV .......        626,564           582,531
      33,000  Sekisui House Ltd. .............        357,931           366,247
       1,500  Technip SA .....................        137,228           203,484
      15,000  Wienerberger AG ................        487,392           522,125
                                                 ------------      ------------
                                                    3,091,380         3,461,360
                                                 ------------      ------------
              BUSINESS SERVICES -- 2.3%
      30,942  Cendant Corp. ..................        429,093           757,460
      20,000  Daiseki Co. Ltd. ...............        307,547           333,409
     205,128  RBC Information Systems+ .......        389,743           393,846
      20,000  Secom Co. Ltd. .................        825,984           848,646
      25,000  Sohgo Security Services
                Co. Ltd. .....................        339,960           327,178
                                                 ------------      ------------
                                                    2,292,327         2,660,539
                                                 ------------      ------------
              CABLE -- 1.4%
       3,000  Cablevision Systems Corp.,
                Cl. A+ .......................         44,818            58,950
      30,000  Comcast Corp., Cl. A+ ..........        877,074           840,900
      20,045  Liberty Media International
                Inc., Cl. A+ .................        716,712           743,669
                                                 ------------      ------------
                                                    1,638,604         1,643,519
                                                 ------------      ------------

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              CHEMICALS AND ALLIED PRODUCTS -- 0.8%
      40,000  Aica Kogyo Co. Ltd. ............   $    459,968      $    534,482
      10,000  Dow Chemical Co. ...............        391,665           407,000
                                                 ------------      ------------
                                                      851,633           941,482
                                                 ------------      ------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
       8,000  Aiphone Co. Ltd. ...............        119,039           141,942
       2,000  Motorola Inc. ..................         37,120            36,500
                                                 ------------      ------------
                                                      156,159           178,442
                                                 ------------      ------------
              COMPUTER HARDWARE -- 0.3%
      13,638  Hewlett-Packard Co. ............        253,207           287,762
      10,000  Maxtor Corp.+ ..................         81,214            66,300
                                                 ------------      ------------
                                                      334,421           354,062
                                                 ------------      ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.4%
      25,000  Ascential Software Corp.+ ......        442,519           399,750
      18,000  Microsoft Corp. ................        460,110           514,080
      55,000  RealNetworks Inc.+ .............        320,296           376,200
      29,000  Trident Microsystems Inc.+ .....        386,910           325,090
                                                 ------------      ------------
                                                    1,609,835         1,615,120
                                                 ------------      ------------
              CONSUMER PRODUCTS -- 2.2%
       9,924  Altadis SA .....................        166,300           306,680
       5,314  Compagnie Financiere
                Richemont AG, Cl. A ..........        132,276           138,748
      12,247  Gallaher Group plc (a) .........        113,420           147,707
      20,000  Luxottica Group SpA ............        339,167           333,362
      20,000  Marzotto SpA ...................        166,518           189,067
       6,300  Nintendo Co. Ltd. (a) ..........        627,857           730,215
       6,000  Swatch Group AG, Cl. B .........        585,425           780,901
                                                 ------------      ------------
                                                    2,130,963         2,626,680
                                                 ------------      ------------
              CONSUMER SERVICES -- 2.1%
      80,000  InterActiveCorp.+ ..............      1,157,653         2,411,200
                                                 ------------      ------------
              DIVERSIFIED INDUSTRIAL -- 2.8%
      54,180  Bouygues SA ....................      1,849,799         1,814,064
       7,500  Eiffage SA .....................        343,505           617,297
      12,000  General Electric Co. ...........        372,680           388,800
      12,236  Honeywell International Inc. ...        289,927           448,205
                                                 ------------      ------------
                                                    2,855,911         3,268,366
                                                 ------------      ------------
              EDUCATIONAL SERVICES -- 0.7%
       4,000  Corinthian Colleges Inc.+ ......         96,185            98,960
       2,000  Devry Inc.+ ....................         55,403            54,840
       2,000  Education Management
                Corp.+ .......................         65,908            65,720
      11,000  ITT Educational
                Services Inc.+ ...............        436,479           418,220
      10,000  Leapfrog Enterprises Inc.+ .....        220,276           198,900
                                                 ------------      ------------
                                                      874,251           836,640
                                                 ------------      ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 2.3%
       3,000  Rohm Co. Ltd. ..................   $    402,424      $    359,071
       3,570  Samsung Electronics Co. Ltd. ...        585,150         1,473,725
      18,000  Sony Corp., ADR ................        648,101           684,900
      13,200  Yamaichi Electronics Co. Ltd. ..        152,795           146,378
                                                 ------------      ------------
                                                    1,788,470         2,664,074
                                                 ------------      ------------
              ENERGY AND UTILITIES -- 4.4%
      95,000  AES Corp.+ .....................        632,260           943,350
       8,000  CMS Energy Corp.+ ..............        123,701            73,040
       2,133  ConocoPhillips .................        104,053           162,727
       8,086  Devon Energy Corp. .............        349,712           533,676
     168,630  El Paso Corp. ..................      1,223,877         1,328,804
     100,000  Enel SpA .......................        744,756           801,772
       6,998  Eni SpA (a) ....................        115,911           140,136
       7,000  Equitable Resources Inc. .......        210,946           361,970
       5,000  FirstEnergy Corp. ..............        150,250           187,050
       8,288  Pioneer Natural
                Resources Co. ................        212,676           290,743
       1,863  Total SA (a) ...................        317,466           357,230
                                                 ------------      ------------
                                                    4,185,608         5,180,498
                                                 ------------      ------------
              ENTERTAINMENT -- 10.5%
      80,000  Fox Kids Europe NV+ ............        857,464           997,652
      20,000  Gemstar-TV Guide
                International Inc.+ ..........        100,509            96,000
     150,000  ITV plc ........................        315,920           314,189
     355,910  Liberty Media Corp., Cl. A+ ....      3,108,184         3,199,631
     125,000  Publishing &
                Broadcasting Ltd. ............        718,671         1,118,917
     150,000  Rank Group plc .................        677,995           816,075
      19,000  Shaw Brothers (Hong
                Kong) Ltd. ...................         17,530            19,000
       5,000  The Walt Disney Co. ............        110,900           127,450
      83,239  Time Warner Inc.+ ..............      1,078,340         1,463,342
      22,947  Viacom Inc., Cl. A .............        895,903           834,123
      96,180  Vivendi Universal SA+ (a) ......      2,790,285         2,677,694
      21,120  Vivendi Universal SA, ADR+ .....        349,851           589,248
                                                 ------------      ------------
                                                   11,021,552        12,253,321
                                                 ------------      ------------
              ENVIRONMENTAL SERVICES -- 1.6%
      50,000  Allied Waste Industries Inc.+ ..        641,040           659,000
      20,000  Republic Services Inc. .........        582,000           578,800
      20,000  Waste Management Inc. ..........        575,938           613,000
                                                 ------------      ------------
                                                    1,798,978         1,850,800
                                                 ------------      ------------
              EQUIPMENT AND SUPPLIES -- 1.9%
     150,000  Interpump Group SpA ............        656,733           815,763
      10,000  Neopost SA .....................        424,212           591,048
       2,000  Tennant Co. ....................         74,615            82,900
       8,000  Vallourec SA ...................        657,594           784,981
                                                 ------------      ------------
                                                    1,813,154         2,274,692
                                                 ------------      ------------

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              FINANCIAL SERVICES -- 3.7%
       1,000  Allianz AG (a) .................   $    135,033      $    109,266
       2,000  American Express Co. ...........         85,910           102,760
      30,000  Anglo Irish Bank Corp. plc .....        141,074           469,018
      15,000  Aviva plc ......................        140,165           154,782
       2,500  Bank of America Corp. ..........        199,321           211,550
      29,039  Bank of Ireland ................        280,066           387,926
       7,000  Citigroup Inc. .................        329,506           325,500
       3,999  Countrywide Financial Corp. ....        190,452           280,930
       2,000  Hartford Financial Services
                Group Inc. ...................         94,700           137,480
      11,914  Irish Life & Permanent plc .....        129,749           183,364
       9,788  JP Morgan Chase & Co. ..........        214,651           379,481
      20,000  Lloyds TSB Group plc ...........        163,992           156,596
       3,895  Merrill Lynch & Co. Inc. .......        141,116           210,252
      55,316  RAS SpA ........................        939,880         1,003,445
       4,000  Washington Mutual Inc. .........        160,360           154,560
                                                 ------------      ------------
                                                    3,345,975         4,266,910
                                                 ------------      ------------
              FOOD AND BEVERAGE -- 3.9%
      35,000  Ajinomoto Co. Inc. .............        398,988           421,482
      25,000  Autogrill SpA+ .................        298,685           354,349
       8,996  Coca-Cola Hellenic Bottling
                Co. SA .......................        114,238           210,144
       2,500  Constellation Brands Inc.,
                Cl. A+ .......................         78,325            92,825
      15,000  Davide Campari-Milano SpA ......        664,503           740,757
       7,000  Del Monte Foods Co.+ ...........         75,382            71,120
      47,000  Diageo plc (a) .................        590,551           641,227
       6,000  Diageo plc, ADR ................        326,867           328,500
      25,000  General Mills Inc. .............      1,161,249         1,188,250
       3,947  Hain Celestial Group Inc.+ .....         93,141            71,441
       1,957  Heinz (H.J.) Co. ...............         72,952            76,714
       2,500  Pernod-Ricard SA ...............        180,872           319,674
                                                 ------------      ------------
                                                    4,055,753         4,516,483
                                                 ------------      ------------
              HEALTH CARE -- 12.2%
      16,170  Aventis SA (a) .................      1,192,253         1,227,427
       6,000  Baxter International Inc. ......        150,171           207,060
       5,984  Boiron SA ......................         93,761           160,169
     113,000  GlaxoSmithKline plc (a) ........      2,568,131         2,334,899
      20,000  Hisamitsu Pharmaceutical
                Co. Inc. .....................        337,035           370,252
      33,000  McKesson Corp. .................        972,209         1,132,890
      52,000  Medco Health Solutions Inc.+ ...      1,841,577         1,950,000
      20,000  Medtronic Inc. .................        947,550           974,400
      23,000  Merck & Co. Inc. ...............      1,084,572         1,092,500
      30,000  Nanogen Inc.+ ..................         90,421           201,600
      14,000  Novartis AG (a) ................        496,737           621,707
       7,776  Pfizer Inc. ....................        230,829           266,561
       6,200  Roche Holding AG (a) ...........        495,747           613,454
       3,533  Sanofi-Synthelabo SA ...........        233,219           223,948
       1,250  Serono SA ......................        816,883           787,488


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
     400,000  Sorin SpA+ .....................   $  1,051,421      $  1,031,718
       3,000  Synthes Inc. ...................        202,384           341,944
      10,000  Takeda Chemical
                Industries Ltd. ..............        399,815           438,986
       6,725  Wyeth ..........................        255,829           243,176
                                                 ------------      ------------
                                                   13,460,544        14,220,179
                                                 ------------      ------------
              HOTELS AND GAMING -- 0.4%
       8,550  Greek Organization of
                Football Prognostics .........        101,078           161,444
      62,011  Hilton Group plc (a) ...........        226,293           309,054
                                                 ------------      ------------
                                                      327,371           470,498
                                                 ------------      ------------
              METALS AND MINING -- 11.1%
      25,000  Agnico-Eagle Mines Ltd.,
                New York .....................        285,867           330,250
      26,918  Agnico-Eagle Mines Ltd.,
                Toronto ......................        315,136           356,765
       3,000  Alcoa Inc. .....................         93,492            99,090
       7,000  Anglo American Platinum
                Corp.  Ltd. (a) ..............        318,776           261,632
      17,242  AngloGold  Ashanti Ltd., ADR ...        712,443           554,503
      31,000  Barrick Gold Corp., New York ...        674,938           612,250
       8,000  Barrick Gold Corp., Toronto ....        176,411           158,598
      26,368  Compania de Minas
                Buenaventura SA, ADR .........        367,303           582,733
      25,404  Freeport-McMoRan Copper &
                Gold Inc., Cl. B .............        854,573           842,143
       5,000  Glamis Gold Ltd., New York+ ....         77,190            87,650
      36,484  Glamis Gold Ltd., Toronto+ .....        180,403           638,113
      61,026  Gold Fields Ltd., ADR ..........        528,791           641,383
      77,500  Guinor Gold Corp.+ .............         59,451            61,272
      30,479  Harmony Gold Mining
                Co. Ltd. (a) .................        402,323           319,574
      58,733  Harmony Gold Mining Co.
                Ltd., ADR ....................        746,113           621,982
     143,624  IAMGOLD Corp. ..................        658,454           799,131
       5,000  Impala Platinum Holdings
                Ltd. (a) .....................        451,304           374,255
     130,000  Kingsgate  Consolidated  Ltd. ..        383,129           317,859
      39,474  Meridian Gold Inc.+ ............        518,533           511,978
      25,473  Newmont Mining Corp. ...........        873,407           987,333
     937,500  Oxiana Ltd.+ ...................        659,924           542,043
      11,807  Peabody Energy Corp. ...........        542,240           661,074
      29,980  Placer Dome Inc., Australia ....        249,899           469,893
      35,026  Placer Dome Inc., New York .....        531,152           582,833
      73,384  Randgold Resources Ltd.,
                ADR+ .........................        851,396           647,247
      70,000  River Gold Mines Ltd.+ .........        222,437           135,745
      12,000  Umicore ........................        809,277           755,539
                                                 ------------      ------------
                                                   12,544,362        12,952,868
                                                 ------------      ------------

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              PUBLISHING -- 2.4%
      15,000  Belo Corp., Cl. A ..............   $    387,787      $    402,750
      15,000  Journal Communications Inc.,
                Cl. A ........................        285,911           282,450
      12,000  Pearson plc (a) ................        133,471           149,274
      28,000  Tribune Co. ....................      1,320,963         1,275,120
      35,000  Wolters Kluwer NV (a) ..........        651,816           638,260
                                                 ------------      ------------
                                                    2,779,948         2,747,854
                                                 ------------      ------------
              RETAIL -- 1.6%
      25,000  Aldeasa SA .....................        775,508           745,197
      15,554  Boots Group plc ................        142,971           194,065
       4,070  Ito-Yokado Co. Ltd. ............        143,892           174,192
      25,000  Matsumotokiyoshi Co. Ltd. ......        650,492           756,083
                                                 ------------      ------------
                                                    1,712,863         1,869,537
                                                 ------------      ------------
              TELECOMMUNICATIONS -- 9.9%
      20,000  AT&T Corp. .....................        342,400           292,600
      20,000  BCE Inc. .......................        391,800           400,800
      85,000  Cesky Telecom AS ...............        901,012         1,037,889
     170,000  Cincinnati Bell Inc.+ ..........        776,054           754,800
       6,000  Citizens Communications Co.+ ...         68,595            72,600
      15,000  e.Biscom+ ......................        917,697           820,325
      51,500  France Telecom SA+ (a) .........      1,412,635         1,350,530
         220  KDDI Corp. .....................      1,121,271         1,258,122
      85,000  Magyar Tavkozlesi Rt ...........        342,590           340,216
      20,000  MCI Inc.+ ......................        333,286           283,000
      30,000  Portugal Telecom SGPS SA (a) ...        241,516           324,506
      70,000  Qwest Communications
                International Inc.+ ..........        292,880           251,300
      30,000  Rogers Communications
                Inc., Cl. B ..................        517,121           543,900
      33,000  Sprint Corp. ...................        490,284           580,800
      10,499  SureWest Communications ........        316,263           331,768
      30,000  TDC A/S (a) ....................      1,019,008           981,809
     110,483  Telecom Italia SpA, RNC (a) ....        122,437           243,970
      30,000  Telefonica SA (a) ..............        359,450           445,348
      40,000  TELUS Corp. ....................        673,869           650,681
      80,000  Tiscali SpA+ ...................        430,765           359,155
       7,500  Verizon Communications Inc. ....        255,260           271,425
                                                 ------------      ------------
                                                   11,326,193        11,595,544
                                                 ------------      ------------
              TRANSPORTATION -- 0.4%
      16,000  Amadeus Global Travel
                Distribution SA, Cl. A .......         90,097           104,924
         100  West Japan Railway Co. .........        395,949           403,244
                                                 ------------      ------------
                                                      486,046           508,168
                                                 ------------      ------------
              WIRELESS COMMUNICATIONS -- 6.2%
     125,000  AT&T Wireless Services Inc.+ ...      1,418,519         1,790,000
      91,700  Centennial Communications
                Corp.+ .......................      1,313,332           655,655
      20,000  Dobson Communications
                Corp., Cl. A+ ................         55,898            65,200


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----              -----
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
     475,000  mm02 plc+ (a) ..................   $    527,391      $    795,428
         370  NTT DoCoMo Inc. (a) ............        783,267           668,381
      13,100  Rogers Wireless
                Communications Inc.+ .........        158,535           357,117
       1,900  Rogers Wireless
                Communications Inc.,
                Cl. B+ .......................         26,595            51,395
      17,769  Telefonica Moviles SA (a) ......        133,099           187,596
     175,000  Telenor ASA ....................        859,809         1,216,908
         979  Telephone & Data
                Systems Inc. .................         84,243            69,705
      15,000  Turkcell Iletisim Hizmetleri
                AS, ADR ......................        251,926           460,500
     400,000  Vodafone Group plc (a) .........        859,846           881,143
                                                 ------------      ------------
                                                    6,472,460         7,199,028
                                                 ------------      ------------
              TOTAL COMMON STOCKS ............    101,623,212       112,617,576
                                                 ------------      ------------
              PREFERRED STOCKS -- 0.5%
              METALS AND MINING -- 0.0%
       1,289  Anglo American Platinum Corp.,
                6.380% Cv. Pfd. ..............         19,597            23,654
                                                 ------------      ------------
              TELECOMMUNICATIONS -- 0.5%
       2,936  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ......         91,163           123,253
 150,000,000  Telesp Celular Participacoes
                SA, Pfd.+ ....................        200,324           470,778
                                                 ------------      ------------
                                                      291,487           594,031
                                                 ------------      ------------
              TOTAL PREFERRED STOCKS .........        311,084           617,685
                                                 ------------      ------------
              WARRANTS -- 0.0%
              BUSINESS SERVICES -- 0.0%
      34,000  MindArrow Systems Inc.,
                Ser. C Warrants
                expire 11/11/11+ (a) .........              0                 0
       9,444  MindArrow Systems Inc.,
                Warrants expire
                08/03/05+ (a) ................              0                 0
                                                 ------------      ------------
                                                            0                 0
                                                 ------------      ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      15,375  Diversinet Corp. Warrants (a)+ .              0                 0
                                                 ------------      ------------
              TOTAL WARRANTS .................              0                 0
                                                 ------------      ------------

     PRINCIPAL                                                         MARKET
      AMOUNT                                         COST              VALUE
      ------                                         ----              -----
              U.S. GOVERNMENT OBLIGATIONS -- 3.3%
$3,812,000    U.S. Treasury Bills,
                0.924% to 1.116%++,
                07/01/04 to 10/14/04 .........   $  3,808,464      $  3,807,756
                                                 ------------      ------------
              TOTAL INVESTMENTS -- 100.4% ....   $105,742,760       117,043,017
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.4)%             (477,907)
                                                                   ------------
              NET ASSETS -- 100.0% .............................   $116,565,110
                                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ...................................   $105,742,760
                                                                   ============
              Gross unrealized appreciation ....................   $ 15,002,980
              Gross unrealized depreciation ....................     (3,702,723)
                                                                   ------------
              Net unrealized appreciation/(depreciation) .......   $ 11,300,257
                                                                   ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $20,191,687 or 17.3% of total net assets.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 RNC - Non-Convertible Savings Shares.

              SECURITIES SOLD SHORT
     SHARES   COMMON STOCKS                            PROCEEDS     MARKET VALUE
     ------   -------------                            --------     ------------
      50,000  Technology Select
                Sector SPDR+ ....................... $ (944,217)    $(1,035,000)


                                                            % OF
                                                            MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                  VALUE       VALUE
--------------------------                                 --------   --------
North America ...........................................    45.0% $ 52,672,691
Europe ..................................................    39.2%   45,860,515
Japan ...................................................     9.5%   11,187,770
South Africa ............................................     2.4%    2,796,984
Asia/Pacific ............................................     3.0%    3,471,546
Latin America ...........................................     0.9%    1,053,511
                                                            -----  ------------
                                                            100.0% $117,043,017
                                                            =====  ============


                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $105,742,760) .................   $117,043,017
  Deposit at brokers ........................................      1,047,989
  Receivable for Fund shares sold ...........................          2,424
  Receivable for investments sold ...........................        818,079
  Dividends, interest and reclaims receivable ...............        233,420
  Other assets ..............................................          3,105
                                                                ------------
  TOTAL ASSETS ..............................................    119,148,034
                                                                ------------
LIABILITIES:
  Securities sold short (proceeds $944,217) .................      1,035,000
  Cash and foreign currency due to custodian,
    at value (cost $8,532) ..................................          8,155
  Payable for investments purchased .........................      1,207,344
  Payable for Fund shares redeemed ..........................         40,279
  Payable for investment advisory fees ......................         95,199
  Payable for distribution fees .............................         23,952
  Other accrued expenses ....................................        172,995
                                                                ------------
  TOTAL LIABILITIES .........................................      2,582,924
                                                                ------------
  NET ASSETS applicable to 7,289,220
    shares outstanding ......................................   $116,565,110
                                                                ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........................   $      7,289
  Additional paid-in capital ................................    189,999,544
  Accumulated net investment loss ...........................        (49,322)
  Accumulated net realized loss on investments
    and foreign currency transactions .......................    (84,613,250)
  Net unrealized appreciation on investments
    and foreign currency transactions .......................     11,220,849
                                                                ------------
  TOTAL NET ASSETS ..........................................   $116,565,110
                                                                ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($115,784,766 / 7,240,001
    shares outstanding) .....................................         $15.99
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per
    share ($528,826 / 33,021 shares outstanding) ............         $16.01
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge
    of 5.75% of the offering price at June 30, 2004) ........         $16.99
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($189,776 / 12,212 shares outstanding) ..................         $15.54(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($61,742 / 3,986 shares outstanding) ....................         $15.49(a)
                                                                      ======

------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $67,118) ...............   $    987,289
  Interest ..................................................         55,771
                                                                ------------
  TOTAL INVESTMENT INCOME ...................................      1,043,060
                                                                ------------
EXPENSES:
  Investment advisory fees ..................................        622,099
  Distribution fees -- Class AAA ............................        154,535
  Distribution fees -- Class A ..............................            598
  Distribution fees -- Class B ..............................            971
  Distribution fees -- Class C ..............................            594
  Shareholder services fees .................................        125,739
  Custodian fees ............................................         56,185
  Shareholder communications expenses .......................         52,618
  Legal and audit fees ......................................         24,894
  Registration fees .........................................         22,915
  Directors' fees ...........................................          5,343
  Miscellaneous expenses ....................................         25,891
                                                                ------------
  TOTAL EXPENSES ............................................      1,092,382
                                                                ------------
  NET INVESTMENT LOSS .......................................        (49,322)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments ..........................      7,334,614
  Net realized loss on foreign currency
    transactions ............................................         (4,933)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency transactions ...................................    (10,629,587)
                                                                ------------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................................     (3,299,906)
                                                                ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................   $ (3,349,228)
                                                                ============


                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2004        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2003
                                                                                ----------------    -----------------
OPERATIONS:
  Net investment loss .......................................................     $    (49,322)         $ (530,580)
  Net realized gain/(loss) on investments and foreign currency transactions .        7,329,681          (1,577,113)
  Net change in unrealized appreciation/depreciation of investments and
    foreign currency transactions ...........................................      (10,629,587)         43,212,753
                                                                                  ------------        ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........       (3,349,228)         41,105,060
                                                                                  ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA .................................................................      (13,772,898)        (13,217,980)
  Class A ...................................................................          107,844             209,766
  Class B ...................................................................          (15,668)             83,557
  Class C ...................................................................         (142,865)             67,902
                                                                                  ------------        ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ................      (13,823,587)        (12,856,755)
                                                                                  ------------        ------------
REDEMPTION FEES:
  Redemption fees ...........................................................            8,036              85,069
                                                                                  ------------        ------------
  NET INCREASE/(DECREASE) IN NET ASSETS .....................................      (17,164,779)         28,333,374
                                                                                  ------------        ------------
NET ASSETS:
  Beginning of period .......................................................      133,729,889         105,396,515
                                                                                  ------------        ------------
  End of period .............................................................     $116,565,110        $133,729,889
                                                                                  ============        ============


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Growth Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994. Prior to January 13, 2000, the Fund's name was The Gabelli Global Interactive Couch Potato(R) Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no open repurchase agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates. At June 30, 2004, there were no open option contracts.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and net capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $530,580 and to decrease accumulated net realized loss on investments and foreign currency transactions for $85,013, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Accumulated capital loss carryforward ................   $(90,068,929)
     Net unrealized appreciation on investments ...........     20,029,840
     Net unrealized depreciation on securities sold short .        (65,021)
     Net unrealized appreciation on
       foreign receivables and payables ...................         11,615
                                                              ------------
     Total accumulated loss ...............................   $(70,092,495)
                                                              ============

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $90,068,929. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $48,819,742 of loss carryforward is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $57,645,483 and $43,927,546, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $20,712 to Gabelli & Company. During the six months ended June 30, 2004, Gabelli & Company received $971 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2004, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. For Class B and Class C Shares, a 2.00% redemption fee applies to Shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees returned to the assets of the Fund during the six months ended June 30, 2004 amounted to $8,036.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:
                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2004                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2003
                                                     ----------------------------      ----------------------------
                                                       SHARES          AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------      ------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ----------------------------
Shares sold .......................................     212,166      $  3,476,291       3,808,797      $ 45,481,542
Shares issued upon reinvestment of dividends ......          --                --              --                --
Shares redeemed ...................................  (1,061,902)      (17,249,189)     (4,759,485)      (58,699,522)
                                                     ----------      ------------      ----------      ------------
    Net decrease ..................................    (849,736)     $(13,772,898)       (950,688)     $(13,217,980)
                                                     ==========      ============      ==========      ============
                                                                CLASS A                           CLASS A
                                                     ----------------------------      ----------------------------
Shares sold .......................................      16,580      $    264,327         409,125      $  4,755,463
Shares issued upon reinvestment of dividends ......          --                --              --                --
Shares redeemed ...................................      (9,427)         (156,483)       (398,393)       (4,545,697)
                                                     ----------      ------------      ----------      ------------
    Net increase ..................................       7,153      $    107,844          10,732      $    209,766
                                                     ==========      ============      ==========      ============
                                                                CLASS B                           CLASS B
                                                     ----------------------------      ----------------------------
Shares sold .......................................         201      $      2,980           7,154      $    101,286
Shares issued upon reinvestment of dividends ......          --                --              --                --
Shares redeemed ...................................      (1,165)          (18,648)         (1,531)          (17,729)
                                                     ----------      ------------      ----------      ------------
    Net increase/(decrease) .......................        (964)     $    (15,668)          5,623      $     83,557
                                                     ==========      ============      ==========      ============
                                                                CLASS C                           CLASS C
                                                     ----------------------------      ----------------------------
Shares sold .......................................         667      $     10,737           6,903      $    103,864
Shares issued upon reinvestment of dividends ......          --                --              --                --
Shares redeemed ...................................      (9,667)         (153,602)         (2,780)          (35,962)
                                                     ----------      ------------      ----------      ------------
    Net increase/(decrease) .......................      (9,000)     $   (142,865)          4,123      $     67,902
                                                     ==========      ============      ==========      ============

9. CHANGE IN FUND'S AUDITOR. On November 19, 2003, based on the recommendation of the Audit Committee of the Fund, the Board of Directors voted to appoint Ernst & Young LLP as the Fund's independent auditor for the fiscal year ending December 31, 2003, replacing Grant Thornton LLP ("GT"). During the two most recent fiscal years, GT audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and GT on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of GT would have caused it to make reference to the disagreements in connection with its report.

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                              INCOME
                                    FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
                          ---------------------------------------------   ----------------------------------------------------
                                               Net
              Net Asset                   Realized and        Total                       Net
  Period        Value,         Net          Unrealized        from         Net         Realized
   Ended      Beginning     Investment   Gain/(Loss) on    Investment   Investment      Gain on     Paid-in-       Total
December 31   of Period        Loss        Investments     Operations     Income      Investments   Capital    Distributions
-----------  ----------    -----------   --------------    ----------   ----------    ------------  --------   -------------
CLASS AAA
  2004(a)(h)   $16.43        $(0.01)        $(0.43)          $(0.44)          --           --           --            --
  2003(g)       11.62         (0.06)          4.86             4.80           --           --           --            --
  2002(g)       15.45         (0.08)         (3.75)           (3.83)          --           --           --            --
  2001(g)       20.37         (0.16)         (4.76)           (4.92)          --           --           --            --
  2000(g)       35.17         (0.29)        (12.92)          (13.21)          --       $(1.48)      $(0.11)       $(1.59)
  1999          16.99         (0.13)         19.77            19.64       $(0.00)(c)    (1.46)          --         (1.46)
CLASS A
  2004(a)(h)   $16.45        $(0.00)(c)     $(0.44)          $(0.44)          --           --           --            --
  2003(g)       11.63         (0.06)          4.87             4.81           --           --           --            --
  2002(g)       15.47         (0.08)         (3.76)           (3.84)          --           --           --            --
  2001(g)       20.37         (0.16)         (4.74)           (4.90)          --           --           --            --
  2000(b)(g)    38.80         (0.28)        (16.56)          (16.84)          --       $(1.48)      $(0.11)       $(1.59)
CLASS B
  2004(a)(h)   $16.02        $(0.06)        $(0.42)          $(0.48)          --           --           --            --
  2003(g)       11.42         (0.16)          4.75             4.59           --           --           --            --
  2002(g)       15.30         (0.17)         (3.71)           (3.88)          --           --           --            --
  2001(g)       20.30         (0.29)         (4.71)           (5.00)          --           --           --            --
  2000(b)(g)    38.80         (0.46)        (16.45)          (16.91)          --       $(1.48)      $(0.11)       $(1.59)
CLASS C
  2004(a)(h)   $15.97        $(0.09)        $(0.39)          $(0.48)          --           --           --            --
  2003(g)       11.38         (0.16)          4.74             4.58           --           --           --            --
  2002(g)       15.26         (0.17)         (3.71)           (3.88)          --           --           --            --
  2001(g)       20.24         (0.28)         (4.70)           (4.98)          --           --           --            --
  2000(b)(g)    38.80         (0.46)        (16.51)          (16.97)          --       $(1.48)      $(0.11)       $(1.59)


                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------

                          Net Asset              Net Assets
  Period                    Value,                 End of          Net                        Portfolio
   Ended      Redemption    End of     Total       Period      Investment       Operating      Turnover
December 31       Fees      Period    Return+    (in 000's)       Loss        Expenses (d)(e)    Rate
-----------   ----------- ---------   --------   ----------   -----------     ---------------  ---------
CLASS AAA
  2004(a)(h)   $(0.00)(c)   $15.99      (2.7)%    $115,785       (0.08)%(f)      1.75%(f)          39%
  2003(g)        0.01        16.43      41.4       132,886       (0.45)          1.71              63
  2002(g)          --        11.62     (24.8)      105,034       (0.58)          1.75              82
  2001(g)          --        15.45     (24.2)      178,575       (0.91)          1.75             102
  2000(g)          --        20.37     (37.5)      271,572       (0.95)          1.60              93
  1999             --        35.17     116.1       447,769       (0.85)          1.58              63
CLASS A
  2004(a)(h)   $(0.00)(c)   $16.01      (2.7)%        $529       (0.03)%(f)      1.75%(f)          39%
  2003(g)        0.01        16.45      41.4           426       (0.45)          1.71              63
  2002(g)          --        11.63     (24.8)          176       (0.58)          1.75              82
  2001(g)          --        15.47     (24.1)          163       (0.91)          1.75             102
  2000(b)(g)       --        20.37     (43.3)          241       (0.95)(f)       1.60(f)           93
CLASS B
  2004(a)(h)   $(0.00)(c)   $15.54      (3.0)%        $190       (0.81)%(f)      2.50%(f)          39%
  2003(g)        0.01        16.02      40.3           211       (1.20)          2.46              63
  2002(g)          --        11.42     (25.4)           86       (1.33)          2.50              82
  2001(g)          --        15.30     (24.6)           57       (1.66)          2.50             102
  2000(b)(g)       --        20.30     (43.5)           77       (1.70)(f)       2.35(f)           93
CLASS C
  2004(a)(h)   $(0.00)(c)   $15.49      (3.0)%         $61       (1.09)%(f)      2.50%(f)          39%
  2003(g)        0.01        15.97      40.3           207       (1.20)          2.46              63
  2002(g)          --        11.38     (25.4)          101       (1.33)          2.50              82
  2001(g)          --        15.26     (24.6)           55       (1.66)          2.50             102
  2000(b)(g)       --        20.24     (43.7)           26       (1.70)(f)       2.35(f)           93

--------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period  ended June 30, 2004;  unaudited.
(b) From  commencement  of offering on March 1, 2000.
(c) Amount represents less than $0.005 per share.
(d) The Fund incurred interest expense during the periods ended December 31, 2002, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.70%,1.59% and 1.49% (Class AAA), 1.70%, 1.59% and 1.49% (Class A), 2.45%, 2.34% and 2.24%
    (Class B), and 2.45%, 2.34% and 2.24% (Class C), respectively.
(e) The Fund incurred interest expense during the year ended December 31, 1999. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.55%.
(f) Annualized.
(g) Per share amounts have been calculated using the average month-end shares outstanding method.
(h) Per share amounts have been calculated using the average daily shares outstanding method.

                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                 Gabelli Global Series Funds, Inc.
                  THE GABELLI GLOBAL GROWTH FUND
                       One Corporate Center
                     Rye, New York 10580-1422
                            800-GABELLI
                           800-422-3554
                         FAX: 914-921-5118
                     WEBSITE: WWW.GABELLI.COM
                     E-MAIL: INFO@GABELLI.COM
            Net Asset Value available daily by calling
                    800-GABELLI after 6:00 P.M.

                         BOARD OF DIRECTORS
Mario J. Gabelli, CFA                John D. Gabelli
CHAIRMAN AND CHIEF                   SENIOR VICE PRESIDENT
INVESTMENT OFFICER                   GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                       Karl Otto Pohl
CHIEF EXECUTIVE OFFICER              FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.            DEUTSCHE BUNDESBANK

Anthony J. Colavita                  Werner J. Roeder, MD
ATTORNEY-AT-LAW                      VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.            LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                    Anthonie C. van Ekris
FORMER CHAIRMAN AND                  MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER              BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                   Salvatore J. Zizza
                                     CHAIRMAN
                                     HALLMARK ELECTRICAL SUPPLIES CORP.


                          OFFICERS
Bruce N. Alpert                      James E. McKee
PRESIDENT AND TREASURER              SECRETARY


                        DISTRIBUTOR
                  Gabelli & Company, Inc.

       CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
            State Street Bank and Trust Company

                       LEGAL COUNSEL
         Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB442Q204SR

[MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
GLOBAL
GROWTH
FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

                       THE GABELLI GLOBAL OPPORTUNITY FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Global Opportunity Fund (the "Fund") declined 2.8% while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index rose 0.5% and the Lipper Global Multi-Cap Growth Fund Average fell 1.2%. For the six-month period ended June 30, 2004, the Fund declined 0.5% versus gains of 3.6% and 2.3% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                ------------------------------------------------
                                                           YEAR                                            SINCE
                                              QUARTER     TO DATE     1 YEAR     3 YEAR      5 YEAR    INCEPTION (B)
                                              ----------------------------------------------------------------------
  Gabelli Global Opportunity Fund Class AAA . (2.81)%     (0.49)%     22.25%      0.03%       1.59%       6.45%

  MSCI AC World Free Index ..................  0.52        3.57       24.92       1.80       (1.14)       1.56(e)
  Lipper Global Fund Average ................ (1.15)       2.34       23.62      (0.01)       1.99        4.11

  Class A ................................... (2.81)      (0.49)      22.13       0.09        1.63        6.48
                                              (8.40)(c)   (6.20)(c)   15.05(c)   (1.85)(c)    0.44(c)     5.46(c)
  Class B ................................... (3.02)      (0.83)      21.30      (0.67)       1.07        6.00
                                              (7.86)(d)   (5.79)(d)   16.30(d)   (1.67)(d)    0.88(d)     6.00(d)
  Class C ................................... (2.68)      (0.24)      22.50       0.33        1.78        6.60
                                              (3.65)(d)   (1.24)(d)   21.50(d)    0.33(d)     1.78(d)     6.60(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on March 12, 2000, August 16, 2000 and November 23, 2001, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower for periods starting prior to August 16, 2000 and November 23, 2001 due to the additional expenses associated with these Classes of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund.
 (b) Performance  is  calculated  from  inception of Class AAA Shares on May 11,
     1998.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
 (e) From April 30, 1998, the date closest to the Fund's inception for which data is available.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                            COST            VALUE
    -------                                            ----            -----
              COMMON STOCKS -- 99.6%
              AEROSPACE -- 2.1%
       7,500  Lockheed Martin Corp. ..............  $   184,317     $   390,600
                                                    -----------     -----------
              AVIATION: PARTS AND SERVICES -- 1.4%
       4,700  Precision Castparts Corp. ..........      139,355         257,043
                                                    -----------     -----------
              BROADCASTING -- 4.9%
      15,000  Mediaset SpA (a) ...................      144,234         170,635
       5,000  RTL Group ..........................      269,324         292,665
      20,000  Tokyo Broadcasting
                System Inc. ......................      317,740         351,922
       7,300  Young Broadcasting Inc.,
                Cl. A+ ...........................      262,800          95,995
                                                    -----------     -----------
                                                        994,098         911,217
                                                    -----------     -----------
              BUILDING AND CONSTRUCTION -- 4.4%
      22,000  Aica Kogyo Co. Ltd. ................      210,378         293,965
      24,125  CRH plc (a) ........................      337,474         527,211
                                                    -----------     -----------
                                                        547,852         821,176
                                                    -----------     -----------
              BUSINESS SERVICES -- 1.2%
      17,000  Sohgo Security
                Services Co. Ltd. ................      212,859         222,481
                                                    -----------     -----------
              CABLE AND SATELLITE -- 1.1%
       7,000  Cablevision Systems Corp.,
                Cl. A+ ...........................      150,246         137,550
       1,810  Liberty Media International
                Inc., Cl. A+ .....................       96,204          67,151
                                                    -----------     -----------
                                                        246,450         204,701
                                                    -----------     -----------
              COMMUNICATIONS EQUIPMENT -- 1.4%
       4,000  L-3 Communications
                Holdings Inc. ....................      170,294         267,200
                                                    -----------     -----------
              CONSUMER PRODUCTS -- 10.2%
       7,000  Altadis SA .........................      214,528         216,320
       8,000  Christian Dior SA ..................      361,416         517,319
      15,000  Compagnie Financiere
                Richemont AG, Cl. A ..............      286,849         391,648
      27,000  Marzotto SpA .......................      184,410         341,635
       2,000  Nintendo Co. Ltd. (a) ..............      344,434         231,815
      50,000  Saeco International
                Group SpA+ .......................      227,782         217,780
                                                    -----------     -----------
                                                      1,619,419       1,916,517
                                                    -----------     -----------
              CONSUMER SERVICES -- 0.9%
       5,375  InterActiveCorp.+ ..................       60,271         162,003
                                                    -----------     -----------
              DIVERSIFIED INDUSTRIAL -- 1.2%
       7,000  Bouygues SA ........................      252,231         234,375
                                                    -----------     -----------
              ELECTRONICS -- 1.3%
       2,000  Rohm Co. Ltd. ......................      445,272         239,381
                                                    -----------     -----------

                                                                       MARKET
     SHARES                                            COST            VALUE
    -------                                            ----            -----
              ENERGY AND UTILITIES -- 2.2%
      40,000  Kanto Natural Gas
                Development Co. Ltd. .............  $   205,212     $   221,051
       7,000  Petroleo Brasileiro SA, ADR ........      211,615         196,490
                                                    -----------     -----------
                                                        416,827         417,541
                                                    -----------     -----------
              ENTERTAINMENT -- 7.0%
      36,200  Liberty Media Corp., Cl. A+ ........      469,703         325,438
      60,000  Publishing &
                Broadcasting Ltd. ................      329,659         537,080
      10,000  Time Warner Inc.+ ..................      139,930         175,800
      10,000  Vivendi Universal SA, ADR+ .........      530,500         279,000
                                                    -----------     -----------
                                                      1,469,792       1,317,318
                                                    -----------     -----------
              ENVIRONMENTAL SERVICES -- 1.1%
      15,000  Allied Waste Industries Inc.+ ......      137,550         197,700
                                                    -----------     -----------
              FINANCIAL SERVICES -- 8.8%
      30,000  Bank of Ireland (a) ................      185,546         402,940
       7,000  Citigroup Inc. .....................      270,158         325,500
      45,000  Invik & Co. AB, Cl. B ..............      320,753         422,643
         936  Leucadia National Corp. ............       84,897          46,519
       1,285  Muenchener
                Rueckversicherungs-
                Gesellschaft AG ..................      324,290         139,298
      63,000  Nikko Cordial Corp. (a) ............      588,689         304,780
                                                    -----------     -----------
                                                      1,774,333       1,641,680
                                                    -----------     -----------
              HEALTH CARE -- 13.0%
       4,250  Aventis SA, ADR ....................      319,982         323,297
       8,208  GlaxoSmithKline plc (a) ............      245,935         169,600
      13,600  Novartis AG (a) ....................      534,476         603,944
       6,000  Roche Holding AG (a) ...............      574,576         593,665
     100,000  Sorin SpA+ .........................      289,777         257,930
       2,000  Synthes Inc. .......................      189,898         227,962
       6,000  Takeda Chemical
                Industries Ltd. ..................      376,834         263,392
                                                    -----------     -----------
                                                      2,531,478       2,439,790
                                                    -----------     -----------
              HOTELS AND GAMING -- 1.0%
      10,000  Greek Organization of
                Football Prognostics .............      168,339         188,824
                                                    -----------     -----------
              METALS AND MINING -- 12.4%
      17,726  Andsberg Ltd.+ .....................        8,277          19,676
      17,726  Antofagasta plc ....................      106,047         302,334
      65,000  Gold Fields Ltd., ADR ..............      282,317         683,150
      10,000  Harmony Gold Mining
                Co. Ltd. (a) .....................       56,555         104,851
      51,000  Harmony Gold Mining
                Co. Ltd., ADR ....................      275,466         540,090
      17,000  Newmont Mining Corp. ...............      396,100         658,920
                                                    -----------     -----------
                                                      1,124,762       2,309,021
                                                    -----------     -----------


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                            COST            VALUE
    -------                                            ----            -----
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 1.5%
      20,000  Arnoldo Mondadori
                Editore SpA ......................  $   157,737     $   189,311
      36,100  Independent News &
                Media plc ........................       72,399          86,085
                                                    -----------     -----------
                                                        230,136         275,396
                                                    -----------     -----------
              RETAIL -- 1.6%
      10,000  Matsumotokiyoshi Co. Ltd. ..........      256,864         302,433
                                                    -----------     -----------
              TELECOMMUNICATIONS -- 10.6%
       3,000  ALLTEL Corp. .......................      156,153         151,860
       2,400  AT&T Corp. .........................      113,478          35,112
      11,000  BCE Inc. ...........................      600,675         220,440
      18,180  Citizens Communications Co.+ .......      248,539         219,978
       4,783  Deutsche Telekom AG, ADR+ ..........      121,558          84,707
          53  KDDI Corp. .........................      375,401         303,093
      10,500  Rogers Communications
                Inc., Cl. B ......................      170,881         190,365
      13,500  Sprint Corp. .......................      522,760         237,600
      82,521  Telecom Italia SpA, RNC ............      156,868         182,224
       4,179  Telefonica SA, ADR .................      158,806         186,509
       4,500  Verizon Communications Inc. ........      273,319         162,855
                                                    -----------     -----------
                                                      2,898,438       1,974,743
                                                    -----------     -----------
              WIRELESS COMMUNICATIONS -- 10.3%
      36,827  AT&T Wireless Services Inc.+ .......      414,959         527,363
      20,000  Nextel Communications Inc.,
                Cl. A+ ...........................      312,920         533,200
      14,000  Rural Cellular Corp., Cl. A+ .......      587,677         124,180
      20,000  Telefonica Moviles SA (a) ..........      206,214         211,149
       2,300  Telephone & Data
                Systems Inc. .....................       86,665         163,760
       3,000  United States Cellular Corp.+ ......      188,250         115,650
     113,964  Vodafone Group plc (a) .............      434,313         251,046
                                                    -----------     -----------
                                                      2,230,998       1,926,348
                                                    -----------     -----------
              TOTAL COMMON STOCKS ................   18,111,935      18,617,488
                                                    -----------     -----------
              TOTAL INVESTMENTS -- 99.6% .........  $18,111,935      18,617,488
                                                    ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.4% ........        70,272
                                                                    -----------
              NET ASSETS -- 100.0% ..............................   $18,687,760
                                                                    ===========

                                                                       MARKET
                                                                       VALUE
                                                                       -----
----------------
              For Federal tax purposes:
              Aggregate cost ....................................   $18,111,935
                                                                    ===========
              Gross unrealized appreciation .....................   $ 3,915,869
              Gross unrealized depreciation .....................    (3,410,316)
                                                                    -----------
              Net unrealized appreciation .......................   $   505,553
                                                                    ===========
----------------
 (a) Security fair valued under procedures established by the Board. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $3,571,636 or 19.1% of total net assets.
 +     Non-income producing security.
 ADR - American Depository Receipt.
 RNC - Non-Convertible Savings Shares.


                                                            % OF
                                                            MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                   VALUE       VALUE
------------------------------------                        ------     --------
Europe ...................................................   41.9%  $ 7,803,771
North America ............................................   33.4%    6,214,234
Japan ....................................................   14.7%    2,734,312
South Africa .............................................    7.1%    1,328,091
Asia/Pacific .............................................    2.9%      537,080
                                                            -----   -----------
                                                            100.0%  $18,617,488
                                                            =====   ===========


                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $18,111,935) ....................   $18,617,488
  Cash and foreign currency, at value
    (cost $36,785) ............................................        36,777
  Dividends and reclaims receivable ...........................        60,304
  Receivable for investments sold .............................        34,693
  Receivable for Fund shares sold .............................           402
  Other assets ................................................           994
                                                                  -----------
  TOTAL ASSETS ................................................    18,750,658
                                                                  -----------
LIABILITIES:
  Payable for Fund shares redeemed ............................         7,495
  Payable for investment advisory fees ........................         6,426
  Payable for distribution fees ...............................         3,841
  Other accrued expenses ......................................        45,136
                                                                  -----------
  TOTAL LIABILITIES ...........................................        62,898
                                                                  -----------
  NET ASSETS applicable to 1,542,060
    shares outstanding ........................................   $18,687,760
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ..........................   $     1,542
  Additional paid-in capital ..................................    24,903,558
  Accumulated net investment income ...........................        29,560
  Accumulated net realized loss on investments
    and foreign currency transactions .........................    (6,754,325)
  Net unrealized appreciation on investments
    and foreign currency transactions .........................       507,425
                                                                  -----------
  TOTAL NET ASSETS ............................................   $18,687,760
                                                                  ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($18,593,564 / 1,534,255
    shares outstanding) .......................................        $12.12
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($78,163 / 6,458 shares outstanding) ......................        $12.10
                                                                       ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge
    of 5.75% of the offering price at
    June 30, 2004) ............................................        $12.84
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($15,911 / 1,337 shares outstanding) ......................        $11.90(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($122 / 9.87 shares outstanding) ..........................        $12.36(a)
                                                                       ======

------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $9,634) ....................   $ 175,084
  Interest ......................................................       1,550
                                                                    ---------
  TOTAL INVESTMENT INCOME .......................................     176,634
                                                                    ---------
EXPENSES:
  Investment advisory fees ......................................      97,815
  Distribution fees -- Class AAA ................................      24,339
  Distribution fees -- Class A ..................................          94
  Distribution fees -- Class B ..................................          78
  Distribution fees -- Class C ..................................           1
  Shareholder communications expenses ...........................      18,204
  Shareholder services fees .....................................      13,210
  Legal and audit fees ..........................................      13,001
  Registration fees .............................................      12,076
  Custodian fees ................................................      10,158
  Directors' fees ...............................................         818
  Miscellaneous expenses ........................................       3,130
                                                                    ---------
  TOTAL EXPENSES ................................................     192,924
                                                                    ---------
  Expense reimbursement .........................................     (45,850)
                                                                    ---------
  TOTAL NET EXPENSES ............................................     147,074
                                                                    ---------
  NET INVESTMENT INCOME .........................................      29,560
                                                                    ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain on investments ..............................      63,117
  Net realized loss on foreign currency
    transactions ................................................      (1,754)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency  transactions ......................................    (233,528)
                                                                    ---------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ................................................    (172,165)
                                                                    ---------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................................   $(142,605)
                                                                    =========


                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2004        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2003
                                                                                ----------------    -----------------
OPERATIONS:
   Net investment income .......................................................  $    29,560         $     6,919
   Net realized gain/(loss) on investments and foreign currency transactions ...       61,363          (1,774,107)
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency transactions .............................................     (233,528)          6,914,033
                                                                                  -----------         -----------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............     (142,605)          5,146,845
                                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Class AAA ..................................................................           --             (12,058)
    Class A ....................................................................           --                 (82)
                                                                                  -----------         -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................           --             (12,140)
                                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Class AAA ...................................................................     (572,169)           (863,362)
   Class A .....................................................................       11,865              18,634
   Class B .....................................................................        3,779                  62
   Class C .....................................................................           --                 --
                                                                                  -----------         -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..................     (556,525)           (844,666)
                                                                                  -----------         -----------
REDEMPTION FEES:
   Redemption fees .............................................................        2,596              48,655
                                                                                  -----------         -----------
   NET INCREASE/(DECREASE) IN NET ASSETS .......................................     (696,534)          4,338,694
NET ASSETS:
   Beginning of period .........................................................   19,384,294          15,045,600
                                                                                  -----------         -----------
   End of period (including undistributed net investment income of
     $29,560 and $0, respectively) .............................................  $18,687,760         $19,384,294
                                                                                  ===========         ===========


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Opportunity Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no repurchase agreements.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $5,221 and to increase accumulated net realized loss on investments and foreign currency transactions for $1,984, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was $12,140 of ordinary income.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Accumulated capital loss carryforward ...............   $(6,815,688)
     Net unrealized appreciation .........................       739,883
     Net unrealized appreciation on foreign receivables
      and payables .......................................         1,070
                                                             -----------
     Total accumulated loss ..............................   $(6,074,735)
                                                             ===========

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $6,815,688. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $3,134,793 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; and $1,776,091 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of interest expense) at 1.50%, 1.50%, 2.25% and 2.25% of the value of the Fund's average daily net assets for Class AAA, A, B and C, respectively. For the six months ended June 30, 2004, the Adviser reimbursed the Fund in the amount of $45,850. Beginning January 1, 2002 the Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 1.50%, 1.50%, 2.25% and 2.25% of average daily net assets for Class AAA, A, B and C, respectively. The cumulative amount which the Fund may repay the Adviser is $225,049.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $4,368,175 and $3,929,969, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $463 to Gabelli & Company. During the six months ended June 30, 2004, Gabelli & Company received $64 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2004, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding within the six months ended June 30, 2004 was $7,816 with a related weighted average interest rate of 1.79%. The maximum amount borrowed at any time during the six months ended June 30, 2004 was $195,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A shares that are redeemed within sixty days of purchase. For Class B and Class C Shares, a 2.00% redemption fee applies to Shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees returned to the assets of the Fund during the six months ended June 30, 2004 amounted to $2,596.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2004                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2003
                                                       --------------------------      ---------------------------
                                                        SHARES          AMOUNT           SHARES         AMOUNT
                                                       --------       -----------      ----------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                       --------------------------      ---------------------------
Shares sold .........................................   141,615       $ 1,749,436       1,728,960     $ 15,428,214
Shares issued upon reinvestment of dividends ........        --                --             953           11,487
Shares redeemed .....................................  (192,663)       (2,321,605)     (1,836,267)     (16,303,063)
                                                       --------       -----------      ----------     ------------
Net decrease ........................................   (51,048)      $  (572,169)       (106,354)    $   (863,362)
                                                       ========       ===========      ==========     ============
                                                                CLASS A                           CLASS A
                                                       --------------------------      ---------------------------
Shares sold .........................................     1,229       $    15,149           2,462     $     27,256
Shares issued upon reinvestment of dividends ........        --                --               6               80
Shares redeemed .....................................      (275)           (3,284)         (1,068)          (8,702)
                                                       --------       -----------      ----------     ------------
Net increase ........................................       954       $    11,865           1,400     $     18,634
                                                       ========       ===========      ==========     ============
                                                                CLASS B                           CLASS B
                                                       --------------------------      ---------------------------
Shares sold .........................................       306       $     3,789              46     $        440
Shares issued upon reinvestment of dividends ........        --                --              --               --
Shares redeemed .....................................        (1)              (10)            (35)            (378)
                                                       --------       -----------      ----------     ------------
Net increase ........................................       305       $     3,779              11     $         62
                                                       ========       ===========      ==========     ============
                                                                CLASS C                           CLASS C
                                                       --------------------------      ---------------------------
Shares sold .........................................        --       $        --              --     $         --
Shares issued upon reinvestment of dividends ........        --                --              --               --
Shares redeemed .....................................        --                --              --               --
                                                       --------       -----------      ----------     ------------
Net increase/(decrease) .............................        --       $        --              --     $         --
                                                       ========       ===========      ==========     ============

9. CHANGE IN FUND'S AUDITOR. On November 19, 2003, based on the recommendation of the Audit Committee of the Fund, the Board voted to appoint Ernst & Young LLP as the Fund's independent auditor for the fiscal year ending December 31, 2003, replacing Grant Thornton LLP ("GT"). During the two most recent fiscal years, GT audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and GT on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of GT would have caused it to make reference to the disagreements in connection with its report.

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                               DISTRIBUTIONS
             -----------------------------------------------------   ------------------------------------------
                                            Net
              Net Asset      Net       Realized and       Total                        Net
  Period        Value,    Investment    Unrealized        from           Net         Realized
   Ended      Beginning     Income    Gain (Loss) on    Investment    Investment     Gain on          Total      Redemption
December 31   of Period     (Loss)      Investments     Operations      Income     Investments     Distributions    Fees
-----------   ---------   ----------  --------------    ----------    ----------   -----------     ------------- ----------
CLASS AAA
  2004(a)(k)    $12.18     $ 0.02          $(0.08)       $(0.06)           --            --              --        $0.00(i)
  2003(j)         8.87       0.00(i)         3.29          3.29        $(0.01)           --          $(0.01)        0.03
  2002(j)        10.02       0.00(i)        (1.15)        (1.15)           --            --              --           --
  2001(j)        14.24       0.13           (4.25)        (4.12)        (0.10)           --           (0.10)          --
  2000(j)        18.03       0.26           (2.72)        (2.46)        (0.29)       $(1.04)          (1.33)          --
  1999           10.55       0.03            8.30          8.33            --         (0.85)          (0.85)          --
CLASS A
  2004(a)(k)    $12.16     $ 0.02          $(0.08)       $(0.06)           --            --              --        $0.00(i)
  2003(j)         8.86       0.00(i)         3.28          3.28        $(0.01)           --          $(0.01)        0.03
  2002(j)         9.99       0.00(i)        (1.13)        (1.13)           --            --              --           --
  2001(j)        14.21       0.13           (4.24)        (4.11)        (0.11)           --           (0.11)          --
  2000(b)(j)     19.77       0.27           (4.46)        (4.19)        (0.33)       $(1.04)          (1.37)          --
CLASS B
  2004(a)(k)    $12.00     $(0.02)         $(0.08)       $(0.10)           --            --              --        $0.00(i)
  2003(j)         8.80      (0.07)           3.24          3.17            --            --              --         0.03
  2002(j)        10.00      (0.07)          (1.13)        (1.20)           --            --              --           --
  2001(j)        14.22       0.07           (4.26)        (4.19)       $(0.03)           --          $(0.03)          --
  2000(b)(j)     19.77       0.17           (4.39)        (4.22)        (0.29)       $(1.04)          (1.33)          --
CLASS C(G)
  2004(a)(k)    $12.39     $ 0.04          $(0.07)       $(0.03)           --            --              --        $0.00(i)
  2003(j)         9.00      (0.07)           3.43          3.36            --            --              --         0.03
  2002(j)        10.11      (0.07)          (1.04)        (1.11)           --            --              --           --
  2001(h)(j)     10.15       0.07           (0.11)        (0.04)           --            --              --           --


                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                            --------------------------------------------------------------------------------------

                Net Asset             Net Assets       Net         Operating           Operating
  Period          Value,                End of     Investment       Expenses            Expenses         Portfolio
   Ended          End of     Total      Period       Income          Before             Net of           Turnover
December 31       Period    Return+    (in 000's)    (Loss)     Reimbursement(d)   Reimbursement(e)(f)     Rate
-----------      ---------  ------    -----------  ----------   ----------------   -------------------   ---------
CLASS AAA
  2004(a)(k)      $12.12     (0.5)%     $18,594       0.30%(c)      1.97%(c)            1.50%(c)             21%
  2003(j)          12.18     37.4        19,305       0.04          1.83                1.52                 13
  2002(j)           8.87    (11.5)       15,000      (0.05)         2.39                1.59                  0
  2001(j)          10.02    (28.9)       18,422       1.11          2.00                1.59                 31
  2000(j)          14.24    (13.5)       31,023       1.50          1.79                1.50                 50
  1999             18.03     79.2        26,779       0.36          1.97                1.03                 49
CLASS A
  2004(a)(k)      $12.10     (0.5)%     $    78       0.33%(c)      1.97%(c)            1.50%(c)             21%
  2003(j)          12.16     37.4            67       0.04          1.83                1.52                 13
  2002(j)           8.86    (11.3)           36      (0.05)         2.39                1.59                  0
  2001(j)           9.99    (29.0)           45       1.11          2.00                1.59                 31
  2000(b)(j)       14.21    (21.2)           52       1.50(c)       1.79(c)             1.50(c)              50
CLASS B
  2004(a)(k)      $11.90     (0.8)%     $    16      (0.41)%(c)     2.72%(c)            2.25%(c)             21%
  2003(j)          12.00     36.4            12      (0.71)         2.58                2.27                 13
  2002(j)           8.80    (12.0)            9      (0.80)         3.14                2.34                  0
  2001(j)          10.00    (29.5)           10       0.36          2.75                2.34                 31
  2000(b)(j)       14.22    (21.3)            3       0.75(c)       2.54(c)             2.25(c)              50
CLASS C(G)
  2004(a)(k)      $12.36     (0.2)%     $   0.1       0.65%(c)      2.72%(c)            2.25%(c)             21%
  2003(j)          12.39     37.7           0.1      (0.71)         2.58                2.27                 13
  2002(j)           9.00    (11.0)          0.1      (0.80)         3.14                2.34                  0
  2001(h)(j)       10.11    (29.0)          0.1       0.36(c)       2.75(c)             2.34(c)              31

-------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for a period of less than one year is not annualized.
(a) For the period  ended June 30, 2004;  unaudited.
(b) From  commencement  of offering on March 1, 2000.
(c) Annualized.
(d) During the period ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999, the Adviser voluntarily reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(e) The Fund incurred interest expense during the periods ended December 31, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25% and 2.25% for Class AAA, Class A, Class B and Class C, respectively for each year.
(f) The Fund incurred interest expense during the years ended December 31, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets net of reimbursement would have been 1.50% and 1.00%, respectively.
(g) Class C Shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C Shares as the information for these periods is not considered meaningful.
(h) From November 23, 2001, the date from which shares were continuously outstanding.
(i) Amount represents less than $0.005 per share.
(j) Per share data is calculated using the average month-end shares method.
(k) Per share data is calculated using the average daily shares method.

                 See accompanying notes to financial statements.

                 Gabelli Global Series Funds, Inc.
                THE GABELLI GLOBAL OPPORTUNITY FUND
                       One Corporate Center
                     Rye, New York 10580-1422
                            800-GABELLI
                           800-422-3554
                         FAX: 914-921-5118
                     WEBSITE: WWW.GABELLI.COM
                     E-MAIL: INFO@GABELLI.COM
            Net Asset Value available daily by calling
                    800-GABELLI after 6:00 P.M.

                         BOARD OF DIRECTORS
Mario J. Gabelli, CFA               John D. Gabelli
CHAIRMAN AND CHIEF                  SENIOR VICE PRESIDENT
INVESTMENT OFFICER                  GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                      Karl Otto Pohl
CHIEF EXECUTIVE OFFICER             FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.           DEUTSCHE BUNDESBANK

Anthony J. Colavita                 Werner J. Roeder, MD
ATTORNEY-AT-LAW                     VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.           LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                   Anthonie C. van Ekris
FORMER CHAIRMAN AND                 MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER             BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                  Salvatore J. Zizza
                                    CHAIRMAN
                                    HALLMARK ELECTRICAL SUPPLIES CORP.

                           OFFICERS
Bruce N. Alpert                     James E. McKee
PRESIDENT AND TREASURER             SECRETARY

                         DISTRIBUTOR
                   Gabelli & Company, Inc.

        CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
             State Street Bank and Trust Company

                        LEGAL COUNSEL
          Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB403Q204SR


[MARIO GABELLI PHOTO OMITTED]
THE
GABELLI
GLOBAL
OPPORTUNITY
FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Global Telecommunications Fund (the "Fund") declined 2.1%, while the Standard & Poor's ("S&P")/Citigroup Global Telecommunications Index declined 1.5% and the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index rose 0.5%. For the six-month period ended June 30, 2004, the Fund was up 2.9% versus gains of 2.2% and 3.6% for the S&P/Citigroup Global Telecommunications Index and the MSCI AC World Free Index, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                ------------------------------------------------
                                                   YEAR TO                                                SINCE
                                        QUARTER     DATE     1 YEAR     3 YEAR    5 YEAR    10 YEAR   INCEPTION (B)
-------------------------------------------------------------------------------------------------------------------
  Gabelli Global Telecommunications
    Fund Class AAA ..................   (2.10)%    2.85%     18.57%     (3.87)%   (3.22)%    9.93%       8.98%

  S&P/Citigroup Global
    Telecommunications Index ........   (1.51)     2.16      23.23      (2.29)    (9.85)     5.25        4.58
  MSCI AC World Free Index ..........    0.52      3.57      24.92       1.80     (1.14)     7.18        7.03

  Class A ...........................   (2.04)     2.85      18.67      (3.85)    (3.20)     9.94        8.99
                                        (7.68)(c) (3.09)(c)  11.86(c)   (5.72)(c) (4.34)(c)  9.29(c)     8.39(c)
  Class B ...........................   (2.23)     2.48      17.70      (4.59)    (3.78)     9.61        8.68
                                        (7.12)(d) (2.52)(d)  12.70(d)   (5.55)(d) (3.98)(d)  9.61(d)     8.68(d)
  Class C ...........................   (2.23)     2.49      17.72      (4.59)    (3.79)     9.60        8.68
                                        (3.21)(d)  1.49(d)   16.72(d)   (4.59)(d) (3.79)(d)  9.60(d)     8.68(d)

 (a) Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P/Citigroup Global Telecommunications Index and the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index are unmanaged indicators of global stock market performance. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on March 12, 2000, March 13, 2000 and June 2, 2000, respectively. The actual performance for the Class B
     Shares and Class C Shares would have been lower due to the additional expenses associated with these Classes of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks.
 (b) Performance is calculated from inception of Class AAA Shares on November 1, 1993.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
              COMMON STOCKS -- 100.8%
              BROADCASTING -- 0.6%
      23,566  CanWest Global
                Communications Corp.+ .........   $    322,321     $    183,226
      35,434  CanWest Global
                Communications Corp.,
                Cl. A+ ........................        407,389          270,892
       1,400  Claxson Interactive
                Group Inc.+ ...................          2,240            4,725
       7,000  Fisher Communications Inc.+ .....        353,932          352,310
      80,000  Paxson Communications
                Corp.+ ........................        504,734          260,000
                                                  ------------     ------------
                                                     1,590,616        1,071,153
                                                  ------------     ------------
              BUSINESS SERVICES -- 0.6%
       9,000  Carlisle Holdings Ltd.+ .........         48,250           59,310
       4,000  Convergys Corp.+ ................         53,716           61,600
      13,000  Donnelley (R.H.) Corp.+ .........        174,226          568,620
      59,500  Securicor plc ...................              0          137,577
      15,000  TPG NV, ADR .....................        198,277          345,600
                                                  ------------     ------------
                                                       474,469        1,172,707
                                                  ------------     ------------
              CABLE -- 3.6%
      80,000  Adelphia Communications
                Corp., Cl. A+ .................         74,756           40,000
      19,065  Austar United
                Communications Ltd.+ ..........         41,202           10,890
      80,000  Cablevision Systems Corp.,
                Cl. A+ ........................      1,450,423        1,572,000
      72,000  Charter Communications Inc.,
                Cl. A+ ........................        354,500          282,240
      50,000  Comcast Corp., Cl. A+ ...........      1,988,565        1,401,500
      24,000  Comcast Corp., Cl. A, Special+ ..        190,951          662,640
      14,000  Cox Communications Inc.,
                Cl. A+ ........................        471,592          389,060
      24,250  Liberty Media International
                Inc., Cl. A+ ..................        452,451          899,675
      18,000  Mediacom Communications
                Corp., Cl. A+ .................        189,315          140,760
     166,642  UnitedGlobalCom Inc., Cl. A+ ....      2,073,808        1,209,821
                                                  ------------     ------------
                                                     7,287,563        6,608,586
                                                  ------------     ------------
              COMMUNICATIONS EQUIPMENT -- 3.0%
      50,000  Agere Systems Inc., Cl. B+ ......        144,732          107,500
      15,000  Andrew Corp.+ ...................         42,676          300,150
         500  Avaya Inc.+ .....................          4,138            7,895
     100,000  Champion Technology
                Holdings Ltd. .................         87,982           16,026
      25,000  Communications Systems Inc. .....        237,711          200,250
       1,200  Copper Mountain
                Networks Inc.+ ................         11,954           14,568
       3,200  Ericsson (L.M.) Telephone Co.,
                Cl. B, ADR+ ...................         40,907           95,744

                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
     100,000  Furukawa  Electric Co. Ltd.+ ....   $  1,022,854     $    427,072
     100,000  GN Store Nord A/S ...............        541,433          883,906
      15,000  JDS Uniphase Corp.+ .............         87,702           56,850
       1,000  L-3 Communications
                Holdings Inc. .................         11,000           66,800
      60,000  Lucent Technologies Inc.+ .......        236,522          226,800
      85,000  Motorola Inc. ...................        821,291        1,551,250
      28,000  Nokia Corp., ADR ................         67,091          407,120
      45,000  Nortel Networks Corp.+ ..........        196,650          224,550
      22,000  Scientific-Atlanta Inc. .........        179,954          759,000
         750  Siemens AG, ADR .................         23,625           54,390
     300,000  Time Engineering Berhad+ ........        316,448           55,263
                                                  ------------     ------------
                                                     4,074,670        5,455,134
                                                  ------------     ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
       2,000  America Online Latin
                America Inc., Cl. A+ ..........         11,950            1,380
       6,000  Covad Communications
                Group Inc.+ ...................         11,761           14,400
       3,230  EarthLink Inc.+ .................         45,250           33,430
       1,000  Geoworks Corp.+ .................          1,375               60
          21  Korea Thrunet Co. Ltd., Cl. A+ ..          5,469                1
      18,000  Net2Phone Inc.+ .................         55,561           81,540
      20,000  NorthPoint Communications
                Group Inc.+ ...................         11,250               12
      12,000  T-Online International AG+ ......         75,660          136,800
       5,852  Telecom Italia Media SpA+ .......          4,669            2,407
       1,000  Via Net.Works Inc.+ .............          2,625              790
                                                  ------------     ------------
                                                       225,570          270,820
                                                  ------------     ------------
              DIVERSIFIED INDUSTRIAL -- 1.4%
      67,730  Bouygues SA .....................      1,841,952        2,267,747
      50,000  Hutchison Whampoa Ltd. ..........        487,171          341,355
                                                  ------------     ------------
                                                     2,329,123        2,609,102
                                                  ------------     ------------
              ELECTRONICS -- 0.0%
       2,000  TiVo Inc.+ ......................         11,105           14,180
       1,407  Vishay Intertechnology Inc.+ ....         33,108           26,142
                                                  ------------     ------------
                                                        44,213           40,322
                                                  ------------     ------------
              ENERGY AND UTILITIES -- 0.6%
       3,000  E.ON AG .........................        126,255          216,442
      20,000  SCANA Corp. .....................        519,750          727,400
       3,000  SJW Corp. .......................         94,843          102,000
                                                  ------------     ------------
                                                       740,848        1,045,842
                                                  ------------     ------------
              ENTERTAINMENT -- 5.8%
     372,150  Gemstar-TV Guide
                International Inc.+ ...........      3,050,585        1,786,320
     480,000  Liberty Media Corp., Cl. A+ .....      2,194,941        4,315,200
      15,000  Metromedia International
                Group Inc.+ ...................         59,576            6,300
     130,000  Time Warner Inc.+ ...............      2,213,900        2,285,400

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT  (CONTINUED)
      80,000  Vivendi Universal SA, ADR+ ......   $  1,468,691     $  2,232,000
                                                  ------------     ------------
                                                     8,987,693       10,625,220
                                                  ------------     ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
       1,000  Amphenol Corp., Cl. A+ ..........          8,184           33,320
      15,000  ThyssenKrupp AG .................        275,840          255,679
                                                  ------------     ------------
                                                       284,024          288,999
                                                  ------------     ------------
              PUBLISHING -- 0.3%
       1,000  Media General Inc., Cl. A .......         65,935           64,220
       1,000  News Corp. Ltd., ADR ............         21,050           35,420
      15,428  Seat Pagine Gialle SpA ..........         30,783            6,476
      18,000  Telegraaf Holdingsmij - CVA .....        372,785          401,859
                                                  ------------     ------------
                                                       490,553          507,975
                                                  ------------     ------------
              SATELLITE -- 2.9%
       1,500  Asia Satellite
                Telecommunications
                Holdings Ltd., ADR ............         22,103           25,275
       1,500  British Sky Broadcasting
                Group plc, ADR ................         36,400           68,265
     150,000  DIRECTV Group Inc.+ .............      3,143,412        2,565,000
      52,000  EchoStar Communications
                Corp., Cl. A+ .................        401,987        1,599,000
       4,000  Lockheed Martin Corp. ...........         91,148          208,320
      40,000  Loral Space &
                Communications Ltd.+ ..........          6,800            5,800
       1,000  Orbital Sciences Corp.+ .........          8,863           13,810
      20,000  PanAmSat Corp.+ .................        311,220          464,400
      10,000  Pegasus Communications
                Corp., Cl. A+ .................        130,408          244,600
       8,000  PT Indosat Tbk, ADR .............         78,652          169,600
                                                  ------------     ------------
                                                     4,230,993        5,364,070
                                                  ------------     ------------
              TELECOMMUNICATIONS: BROADBAND -- 0.3%
      11,000  Allegiance Telecom Inc.+ ........          1,100               51
      15,000  ATX Communications Inc.+ ........          7,700              900
       3,000  Choice One
                Communications Inc.+ ..........          1,050              630
       6,720  Colt Telecom Group plc, ADR+ ....         39,630           39,332
       2,000  Davel Communications Inc.+ ......          3,250               18
      10,000  E.Spire Communications Inc.+ ....         50,000               10
      18,000  Golden Telecom Inc. .............        188,378          506,520
      22,422  McLeodUSA Inc., Cl. A+ ..........         78,431           10,762
       6,000  Time Warner Telecom Inc.,
                Cl. A+ ........................          4,800           25,140
                                                  ------------     ------------
                                                       374,339          583,363
                                                  ------------     ------------
              TELECOMMUNICATIONS: LONG DISTANCE -- 8.0%
      47,000  AT&T Corp. ......................      1,257,129          687,610
       1,000  Call-Net Enterprises Inc.+ ......         11,554            3,021

                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
       5,200  Embratel Participacoes
                SA, ADR .......................   $    505,937     $     71,916
      80,000  General Communication Inc.,
                Cl. A+ ........................        376,995          635,200
      37,000  IDT Corp.+ ......................        328,471          667,110
      35,000  IDT Corp., Cl. B+ ...............        248,267          645,400
         600  KDDI Corp. ......................      3,016,474        3,431,242
      70,000  Philippine Long Distance
                Telephone Co., ADR+ ...........      1,295,872        1,460,200
     405,000  Sprint Corp. ....................      7,119,014        7,128,000
                                                  ------------     ------------
                                                    14,159,713       14,729,699
                                                  ------------     ------------
              TELECOMMUNICATIONS: NATIONAL -- 21.9%
      43,983  Brasil Telecom SA ...............            474              162
      44,000  BT Group plc, ADR ...............      1,766,536        1,610,400
  17,415,054  Cable & Wireless Jamaica Ltd. ...        406,745          284,785
      30,000  Cable & Wireless plc+ ...........        163,850           70,590
     155,000  Cable & Wireless plc, ADR+ ......      1,355,156        1,098,950
      25,000  Cesky Telecom AS ................        313,240          305,261
      75,000  China Unicom Ltd., ADR ..........        628,818          592,500
     152,000  Compania de
                Telecomunicaciones de
                Chile SA, ADR .................      2,116,357        1,852,880
     300,000  Deutsche Telekom AG, ADR+ .......      3,220,210        5,313,000
     185,000  Elisa Corp.+ ....................      2,410,654        2,475,880
      40,000  France Telecom SA, ADR ..........      1,091,954        1,051,200
       5,507  Hellenic Telecommunications
                Organization SA ...............         86,065           71,557
      37,000  Hellenic Telecommunications
                Organization SA, ADR ..........        233,757          239,390
      18,000  Hungarian Telephone &
                Cable Corp.+ ..................        139,278          174,600
      57,000  KPN NV, ADR .....................        472,195          438,900
      10,000  KT Corp., ADR ...................        183,666          180,400
         500  Magyar Tavkozlesi Rt, ADR .......          9,650           10,155
         237  Nippon Telegraph &
                Telephone Corp. ...............      1,207,105        1,266,288
      22,000  Nippon Telegraph &
                Telephone Corp., ADR ..........        622,716          590,480
       2,000  Pakistan Telecommunications
                Co. Ltd., GDR (a) .............        155,765          145,007
     100,000  PCCW Ltd.+ ......................         81,405           67,951
      68,000  Portugal Telecom SGPS
                SA, ADR .......................        277,645          737,120
      18,360  PT Telekomunikasi
                Indonesia, ADR ................        165,504          285,498
      10,000  Rostelecom, ADR .................         79,578          129,200
   1,000,000  Singapore
                Telecommunications Ltd. .......        905,459        1,306,279
     122,000  Swisscom AG, ADR ................      3,337,295        4,052,840
      60,000  TDC A/S, ADR ....................      1,061,291          984,000

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS: NATIONAL (CONTINUED)
      25,000  Telecom Corp. of New
                Zealand Ltd., ADR .............   $    515,375     $    745,000
     570,000  Telecom Italia SpA ..............        405,657        1,771,866
      39,610  Telecom Italia SpA, ADR .........        711,396        1,239,397
     112,000  Telefonica SA, ADR ..............      3,081,885        4,998,560
       6,117  Telefonica SA, BDR ..............        108,417           89,869
      52,000  Telefonos de Mexico SA de
                CV, Cl. L, ADR ................        743,276        1,730,040
      46,604  Telekom Austria AG ..............        347,582          711,594
     339,000  Telekom Malaysia Berhad .........      1,520,064          918,868
   3,355,677  Telemar Norte Leste SA ..........        148,557           58,185
     666,336  TeliaSonera AB ..................      2,961,330        2,821,752
       2,400  Telstra Corp. Ltd., ADR .........         47,304           42,432
       8,075  Thai Telephone & Telecom,
                GDR+ (a) ......................        100,542            2,100
                                                  ------------     ------------
                                                    33,183,753       40,464,936
                                                  ------------     ------------
              TELECOMMUNICATIONS: REGIONAL -- 24.8%
      80,000  Aliant Inc. .....................      1,379,956        1,645,049
      50,000  ALLTEL Corp. ....................      2,259,177        2,531,000
      14,500  Atlantic Tele-Network Inc. ......        122,611          465,450
     190,000  BCE Inc. ........................      4,485,875        3,807,600
      75,000  BellSouth Corp. .................      2,045,678        1,966,500
      12,000  Brasil Telecom Participacoes
                SA, ADR .......................        595,898          368,400
         952  Brasil Telecom SA ...............              3                3
     200,000  CenturyTel Inc. .................      6,201,377        6,008,000
     320,000  Cincinnati Bell Inc.+ ...........      2,517,426        1,420,800
     300,000  Citizens Communications Co.+ ....      2,765,258        3,630,000
      89,000  Commonwealth Telephone
                Enterprises Inc.+ .............      1,923,224        3,984,530
      50,060  D&E Communications Inc. .........        624,913          671,805
     170,000  First Pacific Co. Ltd.+ .........         92,079           38,142
      20,000  First Pacific Co. Ltd., ADR+ ....         30,144           22,436
      10,545  Manitoba Telecom Services
                Inc., Cl. B+ ..................        355,145          356,772
     500,000  Qwest Communications
                International Inc.+ ...........      2,665,561        1,795,000
     220,000  Rogers Communications Inc.,
                Cl.  B ........................      2,519,347        3,988,600
      90,000  SBC  Communications  Inc. .......      3,268,048        2,182,500
      11,000  Shenandoah
                Telecommunications Co. ........        138,825          297,000
      25,693  Tele Norte Leste Participacoes
                SA, ADR .......................        368,347          327,072
     217,000  Telecom Argentina Stet France
                Telecom SA, ADR+ ..............      1,076,436        1,961,680
      57,700  Telefonica de Argentina
                SA, ADR+ ......................        376,367          446,021
      65,000  TELUS Corp. .....................      1,228,289        1,057,356


                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
     143,300  TELUS Corp., Non-Voting .........   $  3,527,966     $  2,152,573
   1,000,000  True Corp. plc+ .................        687,194          141,861
     125,000  Verizon Communications Inc. .....      5,343,009        4,523,750
                                                  ------------     ------------
                                                    46,598,153       45,789,900
                                                  ------------     ------------
              WIRELESS COMMUNICATIONS -- 26.8%
      38,000  ABC Communications
                Holdings Ltd. .................         19,234            3,216
      90,000  America Movil SA de CV,
                Cl. L, ADR ....................      1,338,324        3,273,300
     450,000  AT&T Wireless  Services Inc.+ ...      6,098,143        6,444,000
         501  Celular CRT Participacoes SA ....            206               86
      50,000  Centennial Communications
                Corp.+ ........................        586,225          357,500
      80,000  China Mobile (Hong Kong)
                Ltd., ADR .....................      1,165,904        1,212,800
      70,000  CP Pokphand Co. Ltd., ADR+ ......         58,725           28,273
      65,000  Dobson Communications
                Corp., Cl. A+ .................        389,517          211,900
      10,000  Easycall International Ltd.+ ....          9,532              571
     240,000  Europolitan Vodafone AB+ ........        220,305        1,497,421
       3,500  Grupo Iusacell SA de
                CV, ADR+ ......................         29,040           21,000
      26,000  Himachal Futuristic
                Communications Ltd. (a)(c) ....        141,200           20,082
      40,000  Leap Wireless
                International Inc.+ ...........          9,200              720
         120  Microcell Telecommunications
                Inc., Cl. B+ ..................         13,653            2,889
       2,000  Millicom International
                Cellular SA+ ..................         17,000           43,720
     700,000  mm02 plc+ .......................        741,703        1,177,414
      85,000  mm02 plc, ADR+ ..................        885,925        1,428,000
     155,000  Nextel Communications Inc.,
                Cl. A+ ........................      2,094,361        4,132,300
      80,000  Nextel Partners Inc., Cl. A+ ....        941,278        1,273,600
       1,400  NTT DoCoMo Inc. .................      4,130,064        2,501,948
      94,500  Price Communications Corp.+ .....      1,357,786        1,394,820
      85,000  Rogers Wireless
                Communications Inc., Cl. B+ ...      1,191,873        2,299,250
      42,000  Rural Cellular Corp., Cl. A+ ....        432,519          372,540
      90,000  SK Telecom Co. Ltd., ADR ........      1,068,189        1,889,100
       2,300  Tele Celular Sul Participacoes
                SA, ADR .......................         37,449           29,670
       7,666  Tele Centro Oeste Celular
                Participacoes SA, ADR .........         22,224           70,297
         460  Tele Leste Celular Participacoes
                SA, ADR+ ......................         12,153            6,063
       1,150  Tele Nordeste Celular
                Participacoes SA, ADR .........         16,568           26,450
         460  Tele Norte Celular Participacoes
                SA, ADR .......................          7,079            4,163

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS  (CONTINUED)
     970,000  Telecom Italia Mobile SpA .......   $  3,829,118     $  5,499,495
       1,150  Telemig Celular Participacoes
                SA, ADR .......................         30,497           33,925
      95,500  Telephone & Data Systems Inc. ...      4,467,587        6,799,600
   5,272,417  Telesp Celular Participacoes
                SA+ ...........................          2,665           10,896
       9,200  Telesp Celular Participacoes
                SA, ADR+ ......................        284,292           72,496
      20,000  Total Access
                Communications plc+ ...........        126,250           51,800
       6,000  Triton PCS Holdings Inc.,
                Cl.  A+ .......................         20,520           26,160
      73,000  United  States  Cellular  Corp.+       3,388,664        2,814,150
      21,000  Vimpel-Communications,
                ADR+ ..........................        469,639        2,025,450
      40,000  Vodafone Group plc, ADR .........        717,701          884,000
      50,000  Western Wireless Corp., Cl. A+ ..        167,128        1,445,500
                                                  ------------     ------------
                                                    36,539,440       49,386,565
                                                  ------------     ------------
              TOTAL COMMON STOCKS .............    161,615,733      186,014,393
                                                  ------------     ------------
              PREFERRED STOCKS -- 0.6%
              PUBLISHING -- 0.4%
      20,000  News Corp. Ltd., Pfd., ADR ......        599,329          657,600
                                                  ------------     ------------
              TELECOMMUNICATIONS -- 0.2%
       9,000  Philippine Long Distance
                Telephone Co.,
                $3.50 Cv. Pfd., Ser. III ......        418,475          411,750
                                                  ------------     ------------
              WIRELESS COMMUNICATIONS -- 0.0%
  19,593,149  Tele Sudeste Celular
                Participacoes SA, Pfd. ........        118,824           37,959
     197,928  Telesp Celular Participacoes
                SA, Pfd.+ .....................         40,511              621
                                                  ------------     ------------
                                                       159,335           38,580
                                                  ------------     ------------
              TOTAL PREFERRED STOCKS ..........      1,177,139        1,107,930
                                                  ------------     ------------
              RIGHTS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
     315,789  TelecomAsia Corp.
                plc Rights+ ...................              0                0
                                                  ------------     ------------
   PRINCIPAL
    AMOUNT
    ------
              CORPORATE BONDS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
 $1,000,000   Winstar Communications Inc.,
                12.500%, 04/15/08+ (b) ........         21,149              100
                                                  ------------     ------------

                                                                      MARKET
      SHARES                                          COST             VALUE
      -------                                         ----            -------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
      18,944  Champion Technology
                Holdings Ltd. Warrants
                Expire 02/07/05+ ..............   $      2,721     $        595
                                                  ------------     ------------
              SATELLITE -- 0.0%
       1,524  Orbital Sciences Corp.
                Warrants Expire 08/31/04+ .....              0           13,914
                                                  ------------     ------------
              TOTAL WARRANTS ..................          2,721           14,509
                                                  ------------     ------------
              TOTAL INVESTMENTS -- 101.4% .....   $162,816,742      187,136,932
                                                  ============
              OTHER ASSETS AND LIABILITIES (NET) -- (1.4)% ....      (2,637,700)
                                                                   ------------
              NET ASSETS -- 100.0% ............................    $184,499,232
                                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ..................................    $162,816,742
                                                                   ============
              Gross unrealized appreciation ...................     $43,573,461
              Gross unrealized depreciation ...................     (19,253,271)
                                                                   ------------
              Net unrealized appreciation/(depreciation) ......    $ 24,320,190
                                                                   ============
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the market value of Rule 144A securities amounted to $167,189 or 0.1% of total net assets. For securities deemed illiquid by the Adviser, additional details are included in the Notes to Financial Statements (Note 8).
 (b)   Security is in default.
 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $20,082 or 0.0% of total net assets.
 +     Non-income producing security.
 ADR - American Depository Receipt.
 BDR - Brazilian Depository Receipt.
 GDR - Global Depository Receipt.

                                                         % OF
                                                         MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                VALUE       VALUE
--------------------------                               ------     --------
North America .........................................   57.0%    $106,562,416
Europe ................................................   27.1%      50,791,124
Latin America .........................................    5.7%      10,704,097
Asia/Pacific ..........................................    5.8%      10,862,265
Japan .................................................    4.4%       8,217,030
                                                         -----     ------------
                                                         100.0%    $187,136,932
                                                         =====     ============

                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $162,816,742) ................    $187,136,932
  Receivable for investments sold ..........................       1,035,890
  Receivable for Fund shares sold ..........................          36,560
  Dividends, reclaims and interest receivable ..............         258,069
  Other assets .............................................           3,987
                                                                ------------
  TOTAL ASSETS .............................................     188,471,438
                                                                ------------
LIABILITIES:
  Cash and foreign currency due to custodian,
    at value (cost $3,175,054) .............................       3,171,007
  Payable for investments purchased ........................         431,701
  Payable for Fund shares redeemed .........................           7,875
  Payable for investment advisory fees .....................         151,259
  Payable for distribution fees ............................          38,384
  Other accrued expenses ...................................         171,980
                                                                ------------
  TOTAL LIABILITIES ........................................       3,972,206
                                                                ------------
  NET ASSETS applicable to 12,785,660
    shares outstanding .....................................    $184,499,232
                                                                ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .......................    $     12,786
  Additional paid-in capital ...............................     227,833,592
  Accumulated net investment income ........................          62,488
  Accumulated net realized loss on investments
    and foreign currency transactions ......................     (67,734,853)
  Net unrealized appreciation on investments
    and foreign currency transactions ......................      24,325,219
                                                                ------------
  TOTAL NET ASSETS .........................................    $184,499,232
                                                                ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($183,051,134 / 12,683,454
    shares outstanding) ....................................          $14.43
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($516,034 / 35,773 shares outstanding) .................          $14.43
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price at June 30, 2004) ...................          $15.31
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($872,065 / 62,153 shares outstanding) .................          $14.03(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($59,999 / 4,280 shares outstanding) ...................          $14.02(a)
                                                                      ======

------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $130,492) ..............    $ 1,616,504
  Interest ..................................................         16,206
                                                                 -----------
  TOTAL INVESTMENT INCOME ...................................      1,632,710
                                                                 -----------
EXPENSES:
  Investment advisory fees ..................................        992,239
  Distribution fees -- Class AAA ............................        246,154
  Distribution fees -- Class A ..............................            677
  Distribution fees -- Class B ..............................          4,407
  Distribution fees -- Class C ..............................            509
  Shareholder services fees .................................        144,543
  Shareholder communications expenses .......................         52,330
  Custodian fees ............................................         41,165
  Legal and audit fees ......................................         24,761
  Registration fees .........................................         24,453
  Directors' fees ...........................................          8,104
  Interest expense ..........................................          4,946
  Miscellaneous expenses ....................................         25,934
                                                                 -----------
  TOTAL EXPENSES ............................................      1,570,222
                                                                 -----------
  NET INVESTMENT INCOME .....................................         62,488
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized loss on investments ..........................     (3,153,835)
  Net realized loss on foreign currency
    transactions ............................................         (4,725)
  Net change in unrealized appreciation on
    investments and foreign currency transactions ...........      7,395,727
                                                                 -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................................      4,237,167
                                                                 -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................    $ 4,299,655
                                                                 ===========


                See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2004           YEAR ENDED
                                                                                  (UNAUDITED)         DECEMBER 31, 2003
                                                                                --------------        -----------------
OPERATIONS:
  Net investment income/(loss) ...............................................   $     62,488           $   (625,884)
  Net realized loss on investments and foreign currency transactions .........     (3,158,560)           (13,194,924)
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency transactions ........................................      7,395,727             71,936,201
                                                                                 ------------           ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................      4,299,655             58,115,393
                                                                                 ------------           ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ..................................................................     (6,976,755)           (11,470,954)
  Class A ....................................................................         93,966               (102,311)
  Class B ....................................................................         37,898                (34,067)
  Class C ....................................................................        (33,843)              (191,699)
                                                                                 ------------           ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................     (6,878,734)           (11,799,031)
                                                                                 ------------           ------------
REDEMPTION FEES:
  Redemption fees ............................................................         26,949                 46,202
                                                                                 ------------           ------------
  NET INCREASE/(DECREASE) IN NET ASSETS ......................................     (2,552,130)            46,362,564
NET ASSETS:
  Beginning of period ........................................................    187,051,362            140,688,798
                                                                                 ------------           ------------
  End of period (including undistributed net investment income of
    $62,488 and $0, respectively) ............................................   $184,499,232           $187,051,362
                                                                                 ============           ============


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Telecommunications Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004 there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2004, there were no open short sales.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

CONCENTRATION RISK. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $540,921 and to decrease accumulated net realized loss on investments and foreign currency transactions for $82,360, with an offsetting adjustment to additional paid-in capital.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the Classes of Shares. Such allocations are made on the basis of each Portfolio's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Accumulated capital loss carryforward ..............  $(55,149,265)
     Net unrealized appreciation ........................     7,501,897
     Net unrealized appreciation on
       foreign receivables and payables .................           567
                                                           ------------
     Total accumulated loss .............................  $(47,646,801)
                                                           ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $55,149,265. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $12,970,427 of the loss carryforward is available through 2009; $30,268,699 is available through 2010; and $11,910,139 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $17,353,683 and $21,861,190, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $64,734 to Gabelli & Company. During the six months ended June 30, 2004, Gabelli & Company received $1,083 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the statement of operations.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2004, there was a balance of $3,463,000 outstanding from the line of credit.

The average daily amount of borrowings within the six months ended June 30, 2004 was $816,374 with a related weighted average interest rate of 1.79%. The maximum amount borrowed at any time during the six months ended June 30, 2004 was $6,294,000.

8. RESTRICTED SECURITIES. At June 30, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. At June 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:

                                                             ACQUISITION
   SHARES         ISSUER                                         DATE          COST         VALUE
   ------         ------                                     -----------       ----         ------
   26,000         Himachal Futuristic Communications Ltd. ...  08/01/95      $141,200      $20,082
                                                                                           -------
TOTAL RESTRICTED SECURITIES (0.01% OF NET ASSETS) ......................................   $20,082
                                                                                           =======

9. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

The Fund imposes a redemption fee of 2.00% on Class AAA and Class A Shares that are redeemed within sixty days of purchase. For Class B and Class C Shares, a 2.00% redemption fee applies to Shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees returned to the assets of the Fund during the six months ended June 30, 2004 amounted to $26,949.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2004                     YEAR ENDED
                                                              (UNAUDITED)                   DECEMBER 31, 2003
                                                     ----------------------------      --------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                              CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ......................................    1,783,920      $ 26,750,328       5,059,251     $ 54,011,099
Shares issued upon reinvestment of dividends .....           --                --              --               --
Shares redeemed ..................................   (2,334,730)      (33,727,083)     (6,005,228)     (65,482,053)
                                                     ----------      ------------      ----------     ------------
    Net decrease .................................     (550,810)     $ (6,976,755)       (945,977)    $(11,470,954)
                                                     ==========      ============      ==========     ============
                                                               CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ......................................       15,044      $    227,123           6,584     $     80,377
Shares issued upon reinvestment of dividends .....           --                --              --               --
Shares redeemed ..................................       (9,270)         (133,157)        (14,422)        (182,688)
                                                     ----------      ------------      ----------     ------------
    Net increase/(decrease) ......................        5,774      $     93,966          (7,838)    $   (102,311)
                                                     ==========      ============      ==========     ============
                                                               CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ......................................        4,736      $     68,737           1,991     $     23,884
Shares issued upon reinvestment of dividends .....           --                --              --               --
Shares redeemed ..................................       (2,277)          (30,839)         (5,397)         (57,951)
                                                     ----------      ------------      ----------     ------------
    Net increase/(decrease) ......................        2,459      $     37,898          (3,406)    $    (34,067)
                                                     ==========      ============      ==========     ============
                                                               CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ......................................        4,364      $     63,786           2,913     $     31,540
Shares issued upon reinvestment of dividends .....           --                --              --               --
Shares redeemed ..................................       (6,956)          (97,629)        (22,109)        (223,239)
                                                     ----------      ------------      ----------     ------------
    Net decrease .................................       (2,592)     $    (33,843)        (19,196)    $   (191,699)
                                                     ==========      ============      ==========     ============

10. CHANGE IN FUND'S AUDITOR. On November 19, 2003, based on the recommendation of the Audit Committee of the Fund, the Board of Directors voted to appoint Ernst & Young LLP as the Fund's independent auditor for the fiscal year ending December 31, 2003, replacing Grant Thornton LLP ("GT"). During the two most recent fiscal years, GT audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and GT on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of GT would have caused it to make reference to the disagreements in connection with its report.

11. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

12. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                    FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
                           --------------------------------------------  -----------------------------------------
                                                 Net
              Net Asset                     Realized and     Total                      Net
  Period        Value,          Net          Unrealized       from         Net        Realized
   Ended      Beginning    Investment      Gain (Loss) on  Investment  Investment     Gain on         Total      Redemption
December 31,  of Period     Income (Loss)    Investments   Operations    Income     Investments   Distributions      Fees
------------ -----------   --------------  --------------  ----------  ----------   ------------  -------------  ---------
CLASS AAA
  2004(d)(g)    $14.03        $0.00(b)         $0.40         $0.40          --            --           --         $0.00(b)
  2003(f)         9.83        (0.04)            4.24          4.20          --            --           --          0.00(b)
  2002(f)        13.96        (0.01)           (4.12)        (4.13)         --            --           --            --
  2001(f)        17.63        (0.07)           (3.58)        (3.65)         --        $(0.02)      $(0.02)           --
  2000(f)        26.95         0.59            (7.13)        (6.54)     $(0.63)        (2.15)       (2.78)           --
  1999           16.62         0.05            13.22         13.27       (0.05)        (2.89)       (2.94)           --
CLASS A
  2004(d)(g)    $14.03        $0.01            $0.39         $0.40          --            --           --         $0.00(b)
  2003(f)         9.83        (0.04)            4.24          4.20          --            --           --          0.00(b)
  2002(f)        13.95        (0.00)(b)        (4.12)        (4.12)         --            --           --            --
  2001(f)        17.61        (0.06)           (3.58)        (3.64)         --        $(0.02)      $(0.02)           --
  2000(a)(f)     28.51         0.60            (8.70)        (8.10)     $(0.65)        (2.15)       (2.80)           --
CLASS B
  2004(d)(g)    $13.69       $(0.05)           $0.39         $0.34          --            --           --         $0.00(b)
  2003(f)         9.67        (0.13)            4.15          4.02          --            --           --          0.00(b)
  2002(f)        13.83        (0.08)           (4.08)        (4.16)         --            --           --            --
  2001(f)        17.59        (0.17)           (3.57)        (3.74)         --        $(0.02)      $(0.02)           --
  2000(a)(f)     28.51         0.44            (8.61)        (8.17)     $(0.60)        (2.15)       (2.75)           --
CLASS C
  2004(d)(g)    $13.68       $(0.07)           $0.41         $0.34          --            --           --         $0.00(b)
  2003(f)         9.66        (0.16)            4.18          4.02          --            --           --          0.00(b)
  2002(f)        13.82        (0.08)           (4.08)        (4.16)         --            --           --            --
  2001(f)        17.58        (0.17)           (3.57)        (3.74)         --        $(0.02)      $(0.02)           --
  2000(a)(f)     28.51         0.45            (8.62)        (8.17)     $(0.61)        (2.15)       (2.76)           --


                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                              -----------------------------------------------------------

                  Net Asset            Net Assets       Net
  Period            Value,               End of      Investment                Portfolio
   Ended            End of     Total     Period        Income     Operating     Turnover
December 31,        Period    Return+  (in 000's)      (Loss)     Expenses(c)     Rate
------------      ---------   -------  ----------    ----------   -----------   ---------
CLASS AAA
  2004(d)(g)        $14.43      2.9%     $183,051      0.07%(e)      1.58%(e)       9%
  2003(f)            14.03     42.7       185,719     (0.38)         1.62          11
  2002(f)            9.83     (29.6)      139,455     (0.05)         1.66           8
  2001(f)            13.96    (20.7)      233,887     (0.45)         1.52          15
  2000(f)            17.63    (24.1)      329,415      2.36          1.46          49
  1999               26.95     80.3       460,483      0.28          1.48          60
CLASS A
  2004(d)(g)        $14.43      2.9%         $516      0.11%(e)      1.58%(e)       9%
  2003(f)            14.03     42.7           421     (0.38)         1.62          11
  2002(f)             9.83    (29.5)          372     (0.05)         1.66           8
  2001(f)            13.95    (20.7)          219     (0.45)         1.52          15
  2000(a)(f)         17.61    (28.2)           16      2.36(e)       1.46(e)       49
CLASS B
  2004(d)(g)        $14.03      2.5%         $872     (0.66)%(e)     2.33%(e)       9%
  2003(f)            13.69     41.6           817     (1.13)         2.37          11
  2002(f)             9.67    (30.1)          610     (0.80)         2.41           8
  2001(f)            13.83    (21.3)          640     (1.20)         2.27          15
  2000(a)(f)         17.59    (28.5)          128      1.61(e)       2.21(e)       49
CLASS C
  2004(d)(g)        $14.02      2.5%          $60     (0.92)%(e)     2.33%(e)       9%
  2003(f)            13.68     41.6            94     (1.13)         2.37          11
  2002(f)             9.66    (30.1)          252     (0.80)         2.41           8
  2001(f)            13.82    (21.3)          196     (1.20)         2.27          15
  2000(a)(f)         17.58    (28.5)           60      1.61(e)       2.21(e)       49

-------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From  commencement of offering on March 1, 2000.
(b) Amount  represents less than $0.005 per share.
(c) The Fund incurred interest expense during the six months ended June 30, 2004, and the periods ended December 31, 2003, and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57%, 1.61% and 1.64% (Class AAA), 1.57%. 1.61% and 1.64%
    (Class A), 2.32%,  2.36%,  and 2.39% (Class B), and 2.32%,  2.36%, and 2.39%
    (Class C), respectively.
(d) For the period ended June 30, 2004; unaudited.
(e) Annualized.
(f) Per share amounts have been calculated using the average month-end shares outstanding method.
(g) Per share amounts have been calculated using the average daily shares outstanding method.


                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                Gabelli Global Series Funds, Inc.
           THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                      One Corporate Center
                    Rye, New York 10580-1422
                           800-GABELLI
                          800-422-3554
                        FAX: 914-921-5118
                    WEBSITE: WWW.GABELLI.COM
                    E-MAIL: INFO@GABELLI.COM
           Net Asset Value available daily by calling
                   800-GABELLI after 6:00 P.M.

                        BOARD OF DIRECTORS
Mario J. Gabelli, CFA                  John D. Gabelli
CHAIRMAN AND CHIEF                     SENIOR VICE PRESIDENT
INVESTMENT OFFICER                     GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                         Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.              DEUTSCHE BUNDESBANK

Anthony J. Colavita                    Werner J. Roeder, MD
ATTORNEY-AT-LAW                        VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.              LAWRENCE HOSPITAL CENTER

Arthur V. Ferrara                      Anthonie C. van Ekris
FORMER CHAIRMAN AND                    MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                     Salvatore J. Zizza
                                       CHAIRMAN
                                       HALLMARK ELECTRICAL SUPPLIES CORP.

                          OFFICERS
Bruce N. Alpert                        James E. McKee
PRESIDENT AND TREASURER                SECRETARY

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB401Q204SR


[MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
GLOBAL
TELECOMMUNICATIONS
FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli Global Series Funds, Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.